UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Global Technology Leaders ETF

GGTL - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Global Technology Leaders ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGTL/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Global Technology Leaders ETF	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Technology Leaders ETF outperformed its broad-based and comparative benchmarks the S&P 500, the MSCI USA IMI Consumer Discretionary, and MSCI USA IMI Industrials Indices. Semiconductor stocks experienced a surge in the first half of the year. The rapid buildout of AI infrastructure will drive sustained multi-year demand for memory, hardware, and components critical to power systems and thermal management.   Contributors included TSMC, Dell Technologies, Inc, and Advanced Micro Devices. Detractor included Oracle Co., Kyndryl Holdings, and Check Point Software.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli Global Technology Leaders ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
6/22	7,827	8,115	7,213	8,463
6/23	9,382	9,705	8,980	10,804
6/24	10,365	12,088	10,219	12,611
6/25	11,922	13,921	12,040	15,202
6/26	16,740	17,028	13,014	19,730

Average Annual Total Returns

Table Summary
Name	6 months	1 Year	Since Inception (01/03/2022)
Gabelli Global Technology Leaders ETF	26.68%	40.41%	12.17%
S&P 500 Index	10.21%	22.32%	12.08%
MSCI USA Consumer Discretionary Index	(0.70)%	8.09%	3.52%
MSCI USA Industrials Index	21.47%	29.79%	15.43%

Fund Statistics

  Total Net Assets$13,349,561
  # of Portfolio Holdings65
  Portfolio Turnover Rate20%
  Management Fees$0

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGTL/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Advanced Micro Devices Inc.	4.9%
Oracle Corp.	3.8%
Renesas Electronics Corp.	3.4%
Broadcom Inc.	3.2%
Sony Group Corp.	3.1%
Arista Networks Inc.	3.0%
Texas Instruments Inc.	2.3%
NVIDIA Corp.	2.3%
Check Point Software Technologies Ltd.	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	87.6%
U.S. Government Obligations	9.5%
Other Assets and Liabilities (Net)	2.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Semiconductors	42.0%
Electronics	10.8%
U.S. Government Obligations	9.5%
Computer Software and Services	8.6%
Prepackaged Software	6.3%
Diversified Industrial	5.7%
Entertainment	4.9%
Communication Services	3.9%
Other Industry Sectors	5.4%
Other Assets and Liabilities (Net)	2.9%

Gabelli Global Technology Leaders ETF

Semi-Annual Shareholder Report - June 30, 2026

GGTL - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGTL/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGTL-26-SATSR

Gabelli Commercial Aerospace and Defense ETF

GCAD - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GCAD/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$7	0.13%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Commercial Aerospace and Defense ETF outperformed its benchmarks, the S&P 500 and the MSCI World Aerospace and Defense Indices. Performance for the first half was driven by continued investor confidence in the sector’s resilience amid geopolitical tensions, record defense spending, and a recovering commercial market. Commercial aerospace maintained its recovery momentum, driven by increased global passenger traffic and production.  Contributors included Moog Inc., Ducommun Inc., and Albany International Corp. Detractors included Rheinmetall AG, CAE Inc., and Leidor Holdings, Inc.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index	MSCI World Aerospace and Defense Index
1/23	10,000	10,000	10,000
6/23	10,335	11,736	11,924
6/24	12,692	14,618	14,342
6/25	17,124	16,835	21,277
6/26	23,485	21,592	23,830

Average Annual Total Returns

Table Summary
Name	6 months	1 Year	Since Inception (01/03/2023)
Gabelli Commercial Aerospace and Defense ETF	20.80%	37.15%	27.74%
S&P 500 Index	10.21%	22.32%	22.98%
MSCI World Aerospace and Defense Index	8.01%	17.68%	25.47%

Fund Statistics

  Total Net Assets$43,675,246
  # of Portfolio Holdings54
  Portfolio Turnover Rate0%
  Management Fees$18,723

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCAD/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Albany International Corp.	6.8%
Moog Inc.	6.2%
The Boeing Co.	5.2%
Ducommun Inc.	4.7%
Hexcel Corp.	4.6%
RTX Corp.	4.1%
L3Harris Technologies Inc.	4.0%
Lockheed Martin Corp.	4.0%
Mercury Systems Inc.	3.9%
Textron Inc.	3.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	95.8%
U.S. Government Obligations	4.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Aerospace and Defense	62.5%
Aviation: Parts and Services	32.1%
U.S. Government Obligations	4.1%
Automotive	0.7%
Computer Software and Services	0.5%
Other Assets and Liabilities (Net)	0.1%

Gabelli Commercial Aerospace and Defense ETF

Semi-Annual Shareholder Report - June 30, 2026

GCAD - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GCAD/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCAD-26-SATSR

Gabelli Financial Services Opportunities ETF

GABF - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABF/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$22	0.45%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Financial Services Opportunities ETF underperformed its broad-based and comparative benchmarks, the S&P 500 and S&P 500 Financials Indices. The second quarter brought strong capital markets activity, robust trading volumes and continued strong retail investor engagement.  Equity capital markets volume was the second highest quarter in history and the most since 1Q21 and consumer spending remained strong.  Top contributors included SuRo Capital Corp., Cohen & Steers, Inc., and Interactive Brokers Group, Inc. Detractors included Fiserv, Inc., KKR & Co Inc, and S&P Global, Inc.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
6/22	9,463	9,489	9,401
6/23	11,487	11,348	10,294
6/24	16,292	14,135	12,786
6/25	21,012	16,278	16,552
6/26	19,890	19,911	17,222

Average Annual Total Returns

Table Summary
Name	6 months	1 Year	Since Inception (05/09/2022)
Gabelli Financial Services Opportunities ETF	(4.70)%	(5.34)%	18.06%
S&P 500 Index	10.21%	22.32%	18.16%
S&P 500 Financials Index	(1.18)%	4.05%	14.03%

Fund Statistics

  Total Net Assets$49,753,895
  # of Portfolio Holdings43
  Portfolio Turnover Rate12%
  Management Fees$113,891

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABF/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Berkshire Hathaway Inc.	5.7%
SuRo Capital Corp., BDC	5.6%
Cohen & Steers Inc.	5.2%
S&P Global Inc.	4.5%
Capital One Financial Corp.	4.4%
Moody's Corp.	4.2%
KKR & Co. Inc.	4.2%
Wells Fargo & Co.	4.1%
Rocket Companies Inc.	4.0%
Fiserv Inc.	4.0%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	93.8%
Closed-End Funds	5.6%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Financial Services	78.8%
Banking	6.8%
Closed-End Funds	5.6%
Real Estate	4.2%
Computer Software and Services	4.0%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.2)%

Gabelli Financial Services Opportunities ETF

Semi-Annual Shareholder Report - June 30, 2026

GABF - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABF/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABF-26-SATSR

Gabelli Growth Innovators ETF

GGRW -  NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGRW/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Innovators ETF underperformed its benchmarks, the S&P 500 and the Nasdaq Composite Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Contributors included Applied Materials, Inc., GE Vernova Inc., and ASML Holdings NV. Detractors included Microsoft Corp., Boston Scientific Corp., and KKR & Co.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
6/21	10,063	10,987	11,543
6/22	6,291	9,820	8,838
6/23	7,667	11,744	11,149
6/24	11,152	14,628	14,450
6/25	13,450	16,846	16,716
6/26	15,292	20,606	21,644

Average Annual Total Returns

Table Summary
Name	6 months	1 Year	5 Years	Since Inception (02/12/2021)
Gabelli Growth Innovators ETF	8.05%	13.69%	8.73%	8.22%
S&P 500 Index	10.21%	22.32%	13.41%	14.37%
NASDAQ Composite Index	13.13%	29.48%	13.40%	13.05%

Fund Statistics

  Total Net Assets$8,755,372
  # of Portfolio Holdings42
  Portfolio Turnover Rate6%
  Management Fees$0

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGRW/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.5%
Alphabet Inc.	6.2%
Amazon.com Inc.	5.4%
Applied Materials Inc.	5.4%
GE Vernova Inc.	4.6%
Eli Lilly & Co.	4.2%
Broadcom Inc.	4.0%
General Electric Co.	3.6%
Amphenol Corp.	3.4%
Meta Platforms Inc.	3.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Information Technology - Semiconductors	24.4%
Communication Services	12.8%
Information Technology - Software and Services	12.4%
Industrials	10.7%
Consumer Discretionary	10.1%
Financials	9.5%
Health Care	8.2%
Aerospace and Defense	4.8%
Other Industry Sectors	6.8%
Other Assets and Liabilities (Net)	0.3%

Gabelli Growth Innovators ETF

Semi-Annual Shareholder Report - June 30, 2026

GGRW -  NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGRW/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGRW-26-SATSR

Gabelli High Income ETF

GBHI - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli High Income ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBHI/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli High Income ETF	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli High Income ETF underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparative benchmark, the ICE BofA 1-10 Year BB Cash Pay High Yield Index. The Fund emphasizes research-driven credit selection and disciplined risk management. Contributors included Sunoco LP, Plains All American Pipeline, L.P., and Energy Transfer LP.  Detractors included Bellring Brands, Inc. 7.0%, Suburban Propane Partners, L.p. 6.5%, and  Albertsons Companies, Inc. 5.625%.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli High Income ETF	S&P 500 Index	ICE BofA 1-10 Year BB Cash Pay High Yield Index
11/25	10,000	10,000	10,000
6/26	10,358	11,325	10,325

Average Annual Total Returns

Table Summary
Name	6 months	Since Inception (11/14/2025)
Gabelli High Income ETF	2.32%	3.58%
S&P 500 Index	10.21%	13.25%
ICE BofA 1-10 Year BB Cash Pay High Yield Index	1.83%	3.19%

Fund Statistics

  Total Net Assets$6,014,092
  # of Portfolio Holdings93
  Portfolio Turnover Rate29%
  Management Fees$0

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GBHI/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	3.3%
Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.59%)	2.1%
Garrett Motion Holdings Inc./Garrett LX I Sarl	1.8%
Knife River Corp.	1.7%
Celanese US Holdings LLC	1.7%
Phinia Inc.	1.7%
Industrial F&B Investments III Inc.	1.7%
Iron Mountain Inc.	1.7%
Alumina Pty Ltd.	1.7%
Qnity Electronics Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Corporate Bond	95.5%
Common Stock	3.7%
Preferred Stock	0.3%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Diversified Industrial	18.7%
Energy	15.2%
Materials	9.9%
Financials	8.1%
Communications	7.9%
Chemicals	6.9%
Automotive	5.9%
Food & Beverage	5.8%
Other Industry Sectors	21.1%
Other Assets and Liabilities (Net)	0.5%

Gabelli High Income ETF

Semi-Annual Shareholder Report - June 30, 2026

GBHI - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GBHI/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBHI-26-SATSR

Gabelli Love Our Planet & People ETF

LOPP - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/LOPP/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Love Our Planet & People ETF outperformed its benchmarks, the S&P 500 and the MSCI USA SRI Indices. The portfolio emphasizes  sustainable practices such as renewable energy, reduction or recycling of long-lived water conservation, and clean mobility.  The build out of artificial intelligence (AI) infrastructure – specifically efficient and climate friendly energy generation and transmission – continued to be a major driver of returns. Contributors included GE Vernova Inc., Corning Inc., and Cummins Inc. Detractors included S&P Global, Inc., Mirion Technologies, Inc., and Xylem Inc.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
6/21	11,218	11,459	11,541
6/22	9,330	10,242	10,419
6/23	10,899	12,248	12,901
6/24	11,052	15,257	15,018
6/25	12,769	17,570	17,205
6/26	17,271	21,491	22,041

Average Annual Total Returns

Table Summary
Name	6 months	1 Year	5 Years	Since Inception (01/29/2021)
Gabelli Love Our Planet & People ETF	20.61%	35.26%	9.01%	10.62%
S&P 500 Index	10.21%	22.32%	13.41%	15.49%
MSCI USA SRI Index	18.48%	28.11%	13.81%	14.67%

Fund Statistics

  Total Net Assets$16,325,132
  # of Portfolio Holdings71
  Portfolio Turnover Rate12%
  Management Fees$0

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/LOPP/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
GE Vernova Inc.	4.0%
Cummins Inc.	3.6%
Valmont Industries Inc.	3.3%
IDACORP Inc.	3.1%
Crown Holdings Inc.	3.1%
Weyerhaeuser Co.	2.6%
Xylem Inc.	2.6%
AZZ Inc.	2.5%
Arcosa Inc.	2.5%
Sensient Technologies Corp.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	96.8%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Energy and Utilities	22.5%
Equipment and Supplies	12.5%
Building and Construction	8.4%
Machinery	6.1%
Automotive Parts and Accessories	5.6%
Electronics	5.4%
Metals and Mining	4.9%
Environmental Services	4.8%
Other Industry Sectors	28.9%
Other Assets and Liabilities (Net)	0.9%

Gabelli Love Our Planet & People ETF

Semi-Annual Shareholder Report - June 30, 2026

LOPP - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/LOPP/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

LOPP-26-SATSR

Gabelli Opportunities in Live and Sports ETF

GOLS - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Opportunities in Live and Sports ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GOLS/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Opportunities in Live and Sports ETF	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Opportunities in Live and Sports underperformed its benchmarks the S&P 500 and Nasdaq Composite Indices. Against a tumultuous geopolitical backdrop, live entertainment and sports assets continued to play their role as stores of value with secular tailwinds. In the short-term, these stocks continue to be impacted by idiosyncrasies both positive and negative.  Contributors included Madison Square Garden Sports Corp., Atlanta Braves Holdings Inc., and  Madison Square Garden Entertainment Corp. Detractors included Sportradar Group AG, Walt Disney Company, and Fox Corporation.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Gabelli Opportunities in Live and Sports ETF	S&P 500 Index
12/25	10,000	10,000
6/26	10,556	11,021

Average Annual Total Returns

Table Summary
Name	6 months	Since Inception (12/31/2025)
Gabelli Opportunities in Live and Sports ETF	5.56%	5.56%
S&P 500 Index	10.21%	10.21%

Fund Statistics

  Total Net Assets$31,062,048
  # of Portfolio Holdings47
  Portfolio Turnover Rate8%
  Management Fees$0

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GOLS/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Madison Square Garden Sports Corp.	11.0%
Atlanta Braves Holdings Inc.	8.8%
Liberty Media Corp.-Liberty Formula One	6.5%
Madison Square Garden Entertainment Corp.	6.1%
Manchester United plc	5.8%
Liberty Live Holdings Inc.	4.9%
TKO Group Holdings Inc.	4.1%
Rogers Communications Inc.	3.9%
The Walt Disney Co.	3.8%
Churchill Downs Inc.	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	95.3%
U.S. Government Obligations	6.1%
Other Assets and Liabilities (Net)	(1.4)%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Sports	60.8%
Live Entertainment	16.5%
Media	15.2%
U.S. Government Obligations	6.1%
Financial Services	2.8%
Other Assets and Liabilities (Net)	(1.4)%

Gabelli Opportunities in Live and Sports ETF

Semi-Annual Shareholder Report - June 30, 2026

GOLS - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GOLS/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOLS-26-SATSR

Keeley Dividend ETF

KDVD - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Dividend ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/KDVD/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Keeley Dividend ETF	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Keeley Dividend ETF outperformed its broad-based benchmark, the S&P 500 Index and underperformed its comparative the Russell 2500 Value Index. Dividend payers lagged non-dividend payers, especially relative to the Russell 2500 Value.  Sector Allocation was the biggest source of underperformance, while Selection detracted slightly.   Contributors included Qnity Electronics, Inc., Solstice Advanced Materials, Inc., and Select Water Solutions, Inc. Detractors included Alight, Inc., Universal Health Services, Inc., and Nexstar Media Group, Inc.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices.

Total Return Based on a $10,000 Investment

Table Summary
	Keeley Dividend ETF	S&P 500 Index	Russell 2500 Value Index
12/25	10,000	10,000	10,000
6/26	11,605	11,026	12,445

Average Annual Total Returns

Table Summary
Name	6 months	Since Inception (12/05/2025)
Keeley Dividend ETF	16.32%	16.05%
S&P 500 Index	10.21%	10.26%
Russell 2500 Value Index	24.16%	23.95%

Fund Statistics

  Total Net Assets$8,440,372
  # of Portfolio Holdings70
  Portfolio Turnover Rate0%
  Management Fees$0

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/KDVD/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Qnity Electronics Inc.	2.5%
Regal Rexnord Corp.	2.4%
Solstice Advanced Materials Inc.	2.4%
Select Water Solutions Inc.	2.2%
Ralliant Corp.	2.2%
Virtu Financial Inc.	2.1%
Douglas Dynamics Inc.	2.1%
Concentra Group Holdings Parent Inc.	2.0%
Spectrum Brands Holdings Inc.	1.9%
Fifth Third Bancorp	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	92.8%
U.S. Government Obligations	7.5%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Financials	19.2%
Industrials	11.2%
Health Care	9.5%
Information Technology	9.1%
Consumer Discretionary	8.9%
Real Estate	8.3%
Materials	7.7%
U.S. Government Obligations	7.5%
Other Industry Sectors	18.9%
Other Assets and Liabilities (Net)	(0.3)%

Keeley Dividend ETF

Semi-Annual Shareholder Report - June 30, 2026

KDVD - NYSE Arca

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/KDVD/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

KDVD-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Global Technology Leaders ETF

Semiannual Report — June 30, 2026

Hendi Susanto Portfolio Manager BA, University of Minnesota MBA, Wharton School of Business

To Our Shareholders,

Effective December 15, 2025, the Gabelli Automation ETF changed its name to the Gabelli Global Technology Leaders ETF. For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli Global Technology Leaders ETF (the Fund) was 26.7% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 27.1%. The Fund’s NAV per share was $40.45, while the price of the publicly traded shares closed at $40.62 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI GLOBAL TECHNOLOGY LEADERS ETF

Semiconductors	42.0%
Electronics	10.8%
U.S. Government Obligations	9.5%
Computer Software and Services	8.6%
Prepackaged Software	6.3%
Diversified Industrial	5.7%
Entertainment	4.9%
Communication Services	3.9%
Electronic & Other Electrical Equipment	1.8%
Building and Construction	1.2%
Consumer Services	0.9%
Computer Integrated Systems Design	0.8%
Financial Services	0.6%
Information Technology	0.1%
Other Assets and Liabilities (Net)	2.9%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Global Technology Leaders ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 87.6%
	Building and Construction – 1.2%
3,000	TOTO Ltd.	$119,086	$158,880

	Communication Services – 3.9%
2,328	Arista Networks Inc.†	296,030	395,481
314	Motorola Solutions Inc.	117,289	130,401
		413,319	525,882
	Computer Integrated Systems Design – 0.8%
8,955	Kyndryl Holdings Inc.†	239,211	101,281

	Computer Software and Services – 8.6%
143	Alphabet Inc., Cl. A	29,777	51,104
210	CrowdStrike Holdings Inc., Cl. A†	100,687	160,259
1,672	Fortinet Inc.†	132,271	256,853
556	Microsoft Corp.	233,052	207,399
5,000	Rigaku Holdings Corp.	81,561	76,878
7,312	Stratasys Ltd.†	63,987	62,591
3,302	Super Micro Computer Inc.†	102,291	96,848
400	Synopsys Inc.†	179,080	178,428
2,200	Tekscend Photomask Corp.	52,824	58,587
		975,530	1,148,947
	Consumer Services – 0.9%
510	Amazon.com Inc.†	115,401	121,553

	Diversified Industrial – 5.7%
200	Belden Inc.	23,346	23,982
12,180	Nidec Corp.†	159,783	198,137
5,000	Shin-Etsu Chemical Co. Ltd.	214,283	215,505
1,880	Tokyo Ohka Kogyo Co. Ltd.	71,308	130,887
7,000	Ushio Inc.	139,081	193,216
		607,801	761,727
	Electronic & Other Electrical Equipment – 1.8%
1,900	Asia Vital Components Co. Ltd.	165,645	150,597
3,500	Nitto Boseki Co. Ltd.	115,516	92,884
		281,161	243,481
	Electronics – 10.8%
1,000	Delta Electronics Inc.	68,209	61,212
12,500	Hon Hai Precision Industry Co. Ltd.	99,012	98,489
737	Kimball Electronics Inc.†	18,796	18,867
6,000	Macnica Holdings Inc.	85,299	116,018
300	Maruwa Co. Ltd.	101,147	130,631
700	Samsung Electronics Co. Ltd.	133,195	150,907
Shares		Cost	Market Value
20,890	Sony Group Corp., ADR	$544,245	$419,053
1,044	Texas Instruments Inc.	184,739	311,185
1,628	Universal Display Corp.	177,765	140,969
		1,412,407	1,447,331
	Entertainment – 4.9%
2,000	Netflix Inc.†	172,336	142,800
16,056	Nintendo Co. Ltd., ADR	274,562	168,267
3,000	Nintendo Co. Ltd.	154,435	125,742
2,000	Screen Holdings Co. Ltd.	116,891	219,010
		718,224	655,819
	Financial Services – 0.6%
2,000	SoftBank Group Corp.	63,530	73,348

	Information Technology – 0.1%
335	Gen Digital Inc.	9,266	8,338

	Prepackaged Software – 6.3%
2,333	Check Point Software Technologies Ltd.†	415,470	306,626
1,116	N-able Inc.†	12,509	4,096
3,500	Oracle Corp.	669,883	512,925
123	PTC Inc.†	19,372	13,974
		1,117,234	837,621
	Semiconductors – 42.0%
1,120	Advanced Micro Devices Inc.†	222,957	650,619
1,400	Advantest Corp.	196,670	278,459
408	Analog Devices Inc.	118,233	162,045
250	ARM Holdings plc, ADR†	85,906	88,642
6,000	ASE Technology Holding Co. Ltd.	105,914	128,074
62	ASML Holding NV, ADR	67,136	123,345
1,120	Broadcom Inc.	413,382	423,080
400	Disco Corp.	172,181	199,908
600	Entegris Inc.	67,154	107,916
3,500	Ferrotec Corp.	128,264	205,142
2,246	GlobalFoundries Inc.	79,751	185,093
3,000	Kokusai Electric Corp.	95,054	200,283
250	Lam Research Corp.	76,744	108,332
800	MediaTek Inc.	87,840	106,603
100	Micron Technology Inc.	87,994	115,429
1,553	NVIDIA Corp.	275,029	310,740
626	QUALCOMM Inc.	97,492	115,679
15,222	Renesas Electronics Corp.	226,244	450,027
3,000	Rorze Corp.	66,190	89,302
120	SK hynix Inc.	97,078	205,254
2,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	721,354	1,193,925

See accompanying notes to financial statements.

3

Gabelli Global Technology Leaders ETF

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
250	Tokyo Electron Ltd.	$81,168	$118,623
2,000	Towa Corp.	34,708	41,084
		3,604,443	5,607,604
	TOTAL COMMON STOCKS	9,676,613	11,691,812

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 9.5%
$1,275,000	U.S. Treasury Bills, 3.53% to 3.69%††, 08/20/26 to 09/10/26	1,267,609	1,267,655

	TOTAL INVESTMENTS — 97.1%	$10,944,222	12,959,467

	Other Assets and Liabilities (Net) — 2.9%		390,094

	NET ASSETS — 100.0%		$13,349,561

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

Gabelli Global Technology Leaders ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $10,944,222)	$12,959,467
Cash	5,783
Foreign currency at value (cost $3661)	3,646
Receivable for investments sold	583,947
Dividends receivable	6,550
Total Assets	13,559,393
Liabilities:
Payable for investments purchased	209,832
Total Liabilities	209,832
Net Assets	$13,349,561

Net Assets Consist of:
Paid-in capital	$10,308,211
Total accumulated earnings	3,041,350
Net Assets	$13,349,561

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	330,000
Net Asset Value per share:	$40.45

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,911)	$32,634
Interest	31,086
Total Investment Income	63,720
Expenses:
Investment advisory fees	44,510
Total Expenses	44,510
Less:
Expenses waived by Adviser (See Note 3)	(44,510)
Net Expenses	—
Net Investment Income	63,720

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	806,469
Net realized gain on foreign currency transactions	5,027
Net realized gain on investments and foreign currency transactions	811,496
Net change in unrealized appreciation on investments	1,984,628
on foreign currency translations	(127)
Net change in unrealized appreciation on investments and foreign currency translations	1,984,501
Net Realized and Unrealized Gain on Investments	2,795,997
Net Increase in Net Assets Resulting from Operations	$2,859,717

See accompanying notes to financial statements.

5

Gabelli Global Technology Leaders ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$63,720	$72,035
Net realized gain on investments	811,496	475,632
Net realized gain on redemptions in-kind	—	1,263,320
Net change in unrealized appreciation/(depreciation) on investments	1,984,501	(626,624)
Net Increase in Net Assets Resulting from Operations	2,859,717	1,184,363

Distributions to Shareholders:
Accumulated earnings	—	(74,925)
Total Distributions to Shareholders	—	(74,925)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	3,304,872	6,546,136
Cost of shares redeemed (See Note 6)	—	(5,858,223)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,304,872	687,913

Net Increase in Net Assets	6,164,589	1,797,351

Net Assets:
Beginning of period	7,184,972	5,387,621
End of period	$13,349,561	$7,184,972

Changes in Shares Outstanding:
Shares outstanding, beginning of period	225,000	200,000
Shares sold	105,000	205,000
Shares redeemed	—	(180,000)
Shares outstanding, end of period	330,000	225,000

See accompanying notes to financial statements.

6

Gabelli Global Technology Leaders ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$31.93		$26.94		$24.45	$20.85	$25.00
Net Investment Income(b)	0.22		0.36		0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	8.30		4.96		2.48	3.62	(4.15)
Total from Investment Operations	8.52		5.32		2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.33)		(0.20)	(0.21)	(0.16)

Net Asset Value, End of Period	$40.45		$31.93		$26.94	$24.45	$20.85
NAV total return†	26.68%		19.78%		10.99%	18.23%	(15.90)%

Market price, End of Period	$40.62		$31.95		$26.95	$24.44	$20.86
Investment total return††	27.14%		19.79%		11.09%	18.14%	(15.90)%

Net Assets, End of Period (in 000’s)	$13,350		$7,185		$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	1.29	%(c)	1.23%		0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.92%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(d)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	20%		37%		1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

7

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Unaudited)

1. Organization. Effective December 15, 2025, the Gabelli Automation ETF changed its name to the Gabelli Global Technology Leaders ETF. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Global Technology Leaders ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide growth of capital.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$11,691,812	—	$11,691,812
U.S. Government Obligations	—	$1,267,655	1,267,655
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,691,812	$1,267,655	$12,959,467

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

9

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$72,035
Net long term capital gains	2,890
Total distributions paid	$74,925

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The Fund utilized $321,761 of the capital loss carryforward for the year ended December 31, 2025.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$10,931,739	$2,843,255	$(815,527)	$2,027,728

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of

10

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Unaudited) (Continued)

the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $44,510.

4. Portfolio Securities. Purchases of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $5,316,969 and $1,659,436, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscription-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund had $327,283 of subscriptions-in-kind, including cash of $66,782.

7. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

11

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Unaudited) (Continued)

8. Significant Shareholder. As of June 30, 2026, approximately 87.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI GLOBAL TECHNOLOGY LEADERS ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a vice president of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI GLOBAL TECHNOLOGY LEADERS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Global Technology Leaders ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGTL Q2/2026

GABELLI FUNDS

GABELLI GLOBAL TECHNOLOGY LEADERS ETF

Semiannual Report
June 30, 2026

Gabelli Commercial Aerospace and Defense ETF

Semiannual Report — June 30, 2026

Tony Bancroft Portfolio Manager BS, United States Naval Academy MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli Commercial Aerospace and Defense ETF (the Fund) was 20.8% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 20.8%. The Fund’s NAV per share was $55.99, while the price of the publicly traded shares closed at $56.06 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Aerospace and Defense	62.5%
Aviation: Parts and Services	32.1%
U.S. Government Obligations	4.1%
Automotive	0.7%
Computer Software and Services	0.5%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

2

Gabelli Commercial Aerospace and Defense ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 95.8%
	Aerospace and Defense – 62.5%
15,672	AeroEdge Co. Ltd.†	$169,513	$173,689
2,211	Astronics Corp., Cl. B†	104,316	168,036
1,032	BWX Technologies Inc.	211,386	200,879
6,203	Cadre Holdings Inc.	198,010	176,847
18,123	CAE Inc.†	562,001	454,162
5,994	Crane Co.	1,026,398	1,337,082
5,603	EchoStar Corp., Cl. A†	620,066	568,704
319	Elbit Systems Ltd.	156,272	242,032
11,666	Firefly Aerospace Inc.†	295,820	342,980
2,951	General Dynamics Corp.	997,464	1,045,362
1,816	General Electric Co.	434,608	678,694
592	Graham Corp.†	56,157	73,284
2,352	Hawkeye 360 Inc.†	73,889	47,557
1,580	HEICO Corp.	413,206	562,780
19,967	Hexcel Corp.	1,582,148	1,997,898
3,920	Honeywell Aerospace Inc.†	810,102	866,634
4,232	Howmet Aerospace Inc.	679,075	1,137,815
1,036	Huntington Ingalls Industries Inc.	407,145	289,966
28,219	Innovative Solutions and Support Inc.†	445,820	507,942
155	Karman Holdings Inc.†	8,457	7,738
3,824	Kratos Defense & Security Solutions Inc.†	206,266	190,665
6,031	L3Harris Technologies Inc.	1,815,933	1,752,548
1,965	Leidos Holdings Inc.	268,060	202,336
9,045	Leonardo DRS Inc.	316,529	385,950
3,407	Lockheed Martin Corp.	1,774,390	1,735,730
14,024	Mercury Systems Inc.†	985,879	1,715,556
809	MTU Aero Engines AG	347,343	336,375
2,986	Northrop Grumman Corp.	1,750,788	1,520,800
6,783	Park Aerospace Corp.	148,006	258,839
49,886	Redwire Corp.†	462,876	610,106
176	Rheinmetall AG	357,662	198,880
9,521	RTX Corp.	1,621,125	1,806,419
73,130	Senior plc	244,443	279,370
13,693	StandardAero Inc.†	402,342	409,558
18,431	Textron Inc.	1,598,349	1,690,676
Shares		Cost	Market Value
10,487	The Boeing Co.†	$2,295,808	$2,270,121
667	TransDigm Group Inc.	885,635	888,471
7,404	York Space Systems Inc.†	213,109	182,286
		24,946,396	27,314,767
	Automotive – 0.7%
5,874	RENK Group AG	372,425	283,062

	Aviation: Parts and Services – 32.1%
5,111	AAR Corp.†	489,105	730,515
40,093	Albany International Corp., Cl. A	2,290,096	2,986,929
12,315	Astronics Corp.†	521,884	1,000,717
5,079	ATI Inc.†	571,914	1,001,071
995	Carpenter Technology Corp.	316,973	613,756
1,409	Curtiss-Wright Corp.	677,915	1,067,684
11,167	Ducommun Inc.†	1,140,824	2,068,240
3,920	Honeywell International Inc.	885,172	877,688
6,389	Moog Inc., Cl. A	1,653,742	2,707,914
33,634	New Horizon Aircraft Ltd.†	62,131	66,259
2,151	Woodward Inc.	553,242	915,121
		9,162,998	14,035,894
	Computer Software and Services – 0.5%
1,693	Palantir Technologies Inc., Cl. A†	189,837	197,522

	TOTAL COMMON STOCKS	34,671,656	41,831,245

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 4.1%
$1,835,000	U.S. Treasury Bills, 3.58% to 3.71%††, 08/27/26 to 09/17/26	1,821,904	1,821,897

	TOTAL INVESTMENTS — 99.9%	$36,493,560	43,653,142

	Other Assets and Liabilities (Net) — 0.1%		22,104

	NET ASSETS — 100.0%		$43,675,246

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

Gabelli Commercial Aerospace and Defense ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $36,493,560)	$43,653,142
Cash	20,491
Foreign currency at value (cost $67)	66
Dividends receivable	10,516
Foreign tax reclaims receivable	311
Total Assets	43,684,526
Liabilities:
Payable for investment advisory fees	9,280
Total Liabilities	9,280
Net Assets	$43,675,246

Net Assets Consist of:
Paid-in capital	$36,359,366
Total accumulated earnings	7,315,880
Net Assets	$43,675,246

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	780,000
Net Asset Value per share:	$55.99

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,840)	$109,082
Interest	16,686
Total Investment Income	125,768
Expenses:
Investment advisory fees	124,197
Total Expenses	124,197
Less:
Expenses waived by Adviser (See Note 3)	(105,474)
Net Expenses	18,723
Net Investment Income	107,045

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(59)
Net realized loss on foreign currency transactions	(208)
Net change in unrealized appreciation on investments	4,155,486
on foreign currency translations	(9)
Net change in unrealized appreciation on investments and foreign currency translations	4,155,477
Net Realized and Unrealized Gain on Investments	4,155,210
Net Increase in Net Assets Resulting from Operations	$4,262,255

See accompanying notes to financial statements.

4

Gabelli Commercial Aerospace and Defense ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$107,045	$119,734
Net realized gain/(loss) on investments	(267)	226,133
Net realized gain on redemptions in-kind	—	1,420,812
Net change in unrealized appreciation on investments	4,155,477	1,532,369
Net Increase in Net Assets Resulting from Operations	4,262,255	3,299,048

Distributions to Shareholders:
Accumulated earnings	—	(296,360)
Total Distributions to Shareholders	—	(296,360)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 7)	25,043,456	8,980,566
Cost of shares redeemed (See Note 8)	—	(4,572,202)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	25,043,456	4,408,364

Net Increase in Net Assets	29,305,711	7,411,052

Net Assets:
Beginning of period	14,369,535	6,958,483
End of period	$43,675,246	$14,369,535

Changes in Shares Outstanding:
Shares outstanding, beginning of period	310,000	205,000
Shares sold	470,000	205,000
Shares redeemed	—	(100,000)
Shares outstanding, end of period	780,000	310,000

See accompanying notes to financial statements.

5

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$46.35		$33.94		$28.27	$25.00
Net Investment Income(b)	0.20		0.48		0.24	0.28
Net Realized and Unrealized Gain on Investments	9.44		12.89		6.05	3.26
Total from Investment Operations	9.64		13.37		6.29	3.54

Distributions to Shareholders:
Net Investment Income	—		(0.39)		(0.21)	(0.27)
Net Realized Gains on Investments	—		(0.57)		(0.41)	—
Total Distributions	—		(0.96)		(0.62)	(0.27)

Net Asset Value, End of Period	$55.99		$46.35		$33.94	$28.27
NAV total return†	20.80%		39.34%		22.24%	14.14%

Market price, End of Period	$56.06		$46.41		$34.00	$28.31
Investment total return††	20.79%		39.28%		22.24%	14.31%

Net Assets, End of Period (in 000’s)	$43,675		$14,370		$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	0.77	%(c)	1.17%		0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.89	%(c)	0.91%		0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.13	%(c)	0.00	%(d)	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	0%		9%		6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 4, 2023. The Fund first sold shares on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Commercial Aerospace and Defense ETF (the Fund) commenced investment operations on January 4, 2023. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$41,831,245	—	$41,831,245
U.S. Government Obligations	—	$1,821,897	1,821,897
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,831,245	$1,821,897	$43,653,142

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

8

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$154,210
Net long term capital gains	142,150
Total distributions paid	$296,360

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$36,493,607	$8,231,180	$(1,071,645)	$7,159,535

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution

9

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2027 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $105,474.

4. Portfolio Securities. Purchases of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $4,807,602, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund had $21,731,710 of subscriptions-in-kind, including cash of $1,107,180.

10

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

8. Significant Shareholder. As of June 30, 2026, approximately 40.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Lieutenant Colonel Tony Bancroft, United States Marine Corps Reserve, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Commercial Aerospace and Defense ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GCAD Q2/2026

GABELLI
FUNDS

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Semiannual Report
June 30, 2026

Gabelli Financial Services Opportunities ETF

Semiannual Report — June 30, 2026

Macrae Sykes Portfolio Manager BA, Hamilton College MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was (4.7)% compared with a total return of (1.2)% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was (4.7)%. The Fund’s NAV per share was $44.03, while the price of the publicly traded shares closed at $44.01 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	78.8%
Banking	6.8%
Closed-End Funds	5.6%
Real Estate	4.2%
Computer Software and Services	4.0%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Financial Services Opportunities ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 93.8%
	Banking – 6.8%
10,954	Capital One Financial Corp.	$2,509,369	$2,197,592
446	First Citizens BancShares Inc., Cl. A	856,261	928,032
622	State Street Corp.	40,559	105,491
1,257	The Bank of New York Mellon Corp.	58,683	181,775
		3,464,872	3,412,890
	Computer Software and Services – 4.0%
40,680	Fiserv Inc.†	3,563,443	1,995,354

	Financial Services – 78.8%
5,561	Affiliated Managers Group Inc.	1,453,892	1,881,842
568	American Express Co.	109,845	192,126
13,316	Apollo Global Management Inc.	1,763,102	1,575,416
2,230	Bank of America Corp.	120,933	127,065
5,678	Berkshire Hathaway Inc., Cl. B†	2,602,670	2,841,214
15,480	Blackstone Inc.	2,238,510	1,821,532
892	Chubb Ltd.	269,968	303,940
33,722	Cohen & Steers Inc.	2,272,306	2,567,593
1,257	Federated Hermes Inc.	42,789	69,412
80,518	GPGI Inc.	1,491,789	1,276,210
20,645	Interactive Brokers Group Inc., Cl. A	951,427	1,796,941
5,292	JPMorgan Chase & Co.	1,219,399	1,732,230
22,515	KKR & Co. Inc.	2,722,413	2,066,427
3,122	LPL Financial Holdings Inc.	886,163	879,405
3,568	M&T Bank Corp.	682,634	849,220
160	Markel Group Inc.†	273,773	312,482
3,841	Mastercard Inc., Cl. A	2,022,757	1,972,738
4,563	Moody’s Corp.	2,245,036	2,066,674
967	Morgan Stanley	81,570	202,142
1,657	Nasdaq Inc.	102,538	130,605
609	Raymond James Financial Inc.	81,846	92,586
127,675	Rocket Companies Inc., Cl. A†	2,140,057	2,010,881
5,532	S&P Global Inc.	2,652,810	2,252,962
919	Stifel Financial Corp.	72,328	64,119
18,313	The Charles Schwab Corp.	1,598,216	1,689,740
2,204	The Progressive Corp.	488,463	481,464
105,580	Tiptree Inc.	1,922,505	1,891,994
5,229	Visa Inc., Cl. A	1,702,265	1,794,018
20,097	W. R. Berkley Corp.	1,189,394	1,417,441
84,503	Wealthfront Corp.†	908,608	755,457
24,505	Wells Fargo & Co.	1,702,402	2,025,093
Shares		Cost	Market Value
3,512	WisdomTree Inc.	$35,821	$59,493
		38,048,229	39,200,462
	Real Estate – 4.2%
3,684	Howard Hughes Holdings Inc.†	253,173	263,369
32,438	Millrose Properties Inc., REIT	940,567	974,762
53,369	Safehold Inc., REIT	888,697	837,893
		2,082,437	2,076,024
	TOTAL COMMON STOCKS	47,158,981	46,684,730

	CLOSED-END FUNDS – 5.6%
223,486	SuRo Capital Corp., BDC	1,146,503	2,802,514

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 0.8%
$390,000	U.S. Treasury Bills, 3.54% to 3.74%††, 07/30/26 to 09/24/26	387,113	387,111

	TOTAL INVESTMENTS — 100.2%	$48,692,597	49,874,355

	Other Assets and Liabilities (Net) — (0.2)%		(120,460)

	NET ASSETS — 100.0%		$49,753,895

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

3

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $48,692,597)	$49,874,355
Cash	4,542
Receivable for investments sold	32,402
Dividends receivable	23,391
Total Assets	49,934,690
Liabilities:
Payable for investments purchased	160,273
Payable for investment advisory fees	20,522
Total Liabilities	180,795
Net Assets	$49,753,895

Net Assets Consist of:
Paid-in capital	$51,332,688
Total accumulated loss	(1,578,793)
Net Assets	$49,753,895

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	1,130,000
Net Asset Value per share:	$44.03

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends	$384,045
Interest	11,849
Total Investment Income	395,894
Expenses:
Investment advisory fees	225,467
Total Expenses	225,467
Less:
Expenses waived by Adviser (See Note 3)	(111,576)
Net Expenses	113,891
Net Investment Income	282,003

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(1,566,849)
Net realized gain on redemptions in-kind	1,173,365
Net change in unrealized depreciation on investments	(2,726,259)
Net Realized and Unrealized (Loss) on Investments	(3,119,743)
Net Decrease in Net Assets Resulting from Operations	$(2,837,740)

See accompanying notes to financial statements.

4

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$282,003	$449,735
Net realized loss on investments	(1,566,849)	(611,367)
Net realized gain on redemptions in-kind	1,173,365	5,113,054
Net change in unrealized depreciation on investments	(2,726,259)	(4,185,861)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,837,740)	765,561

Distributions to Shareholders:
Accumulated earnings	—	(729,974)
Total Distributions to Shareholders	—	(729,974)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	21,329,028	14,757,858
Cost of shares redeemed (See Note 6)	(5,928,008)	(16,262,883)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	15,401,020	(1,505,025)

Net Increase/(Decrease) in Net Assets	12,563,280	(1,469,438)

Net Assets:
Beginning of period	37,190,615	38,660,053
End of period	$49,753,895	$37,190,615

Changes in Shares Outstanding:
Shares outstanding, beginning of period	805,000	850,000
Shares sold	460,000	320,000
Shares redeemed	(135,000)	(365,000)
Shares outstanding, end of period	1,130,000	805,000

See accompanying notes to financial statements.

5

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$46.20		$45.48		$32.78	$24.77	$25.00
Net Investment Income(b)	0.24		0.52		0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	(2.41)		1.11		14.16	9.12	(0.23)
Total from Investment Operations	(2.17)		1.63		14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	—		(0.91)		(1.91)	(1.62)	(0.33)

Net Asset Value, End of Period	$44.03		$46.20		$45.48	$32.78	$24.77
NAV total return†	(4.70)%		3.55%		44.59%	38.83%	0.41%

Market price, End of Period	$44.01		$46.20		$45.46	$32.79	$24.77
Investment total return††	(4.74)%		3.60%		44.46%	38.89%	0.41%

Net Assets, End of Period (in 000’s)	$49,754		$37,191		$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	1.12	%(c)	1.13%		1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.45	%(c)	0.34	%(d)	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	12%		31%		13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed exchange-traded fund (ETF), whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Effective September 13, 2024, the Board approved a change in the Fund’s structure from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. In connection with this change, the Fund will no longer provide a verified intraday indicative value (“VIIV”), which was intended to provide investors and other market participants with a highly correlated per share value of the Fund’s underlying portfolio, while keeping the contents of the Fund’s portfolio confidential. In addition, Authorized Participants (APs) transacting in the Fund’s shares will no longer engage in creation and redemption activity for the Fund through an AP Representative that has knowledge of the composition of the Fund’s portfolio holdings but is restricted from disclosing such composition to the APs. Accordingly, references to the VIIV and the AP Representative in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information have been removed.

In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the Order). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to remove references to the terms, requirements and limitations of the Order, as applicable.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine

7

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$46,684,730	—	$46,684,730
Closed-End Funds	2,802,514	—	2,802,514
U.S. Government Obligations	—	$387,111	387,111
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$49,487,244	$387,111	$49,874,355

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2026, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 0.52%.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

9

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$729,974
Total distributions paid	$729,974

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$2,292,945
Long term capital loss carryforward with no expiration	363,853
Total Capital Loss Carryforward	$2,656,798

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$48,709,418	$5,551,695	$(4,386,758)	$1,164,937

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution

10

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2027, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $111,576.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $26,990,621 and $5,878,420, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund realized net gains of $1,173,365 on $5,928,008 of redemptions-in-kind, including cash of $12,662.

7. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

11

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

8. Significant Shareholder. As of June 30, 2026, approximately 60.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Macrae Sykes joined the firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from Inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI FINANCIAL SERVICES
OPPORTUNITIES ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q2/2026

GABELLI
FUNDS

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Semiannual Report
June 30, 2026

Gabelli Growth Innovators ETF

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Howard F. Ward, CFA Portfolio Manager BA, Northwestern University	John Belton, CFA Portfolio Manager BA, Boston College MBA, Columbia School of Business

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli Growth Innovators ETF (the Fund) was 8.1% compared with a total return of 13.1% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 7.8%. The Fund’s NAV per share was $38.07, while the price of the publicly traded shares closed at $38.02 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI GROWTH INNOVATORS ETF

Information Technology - Semiconductors	24.4%
Communication Services	12.8%
Information Technology - Software and Services	12.4%
Industrials	10.7%
Consumer Discretionary	10.1%
Financials	9.5%
Health Care	8.2%
Aerospace and Defense	4.8%
Energy and Utilities	4.6%
Automotive	2.2%
Other Assets and Liabilities (Net)	0.3%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Growth Innovators ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 99.7%
	Aerospace and Defense – 4.8%
844	General Electric Co.	$197,026	$315,428
395	Howmet Aerospace Inc.	85,360	106,200
		282,386	421,628
	Automotive – 2.2%
460	Tesla Inc.†	198,067	193,476

	Communication Services – 12.8%
1,526	Alphabet Inc., CI. C	346,518	539,182
511	Meta Platforms Inc., CI. A	292,821	287,841
2,640	Netflix Inc.†	249,799	188,496
239	Spotify Technology SA†	120,486	109,732
		1,009,624	1,125,251
	Consumer Discretionary – 10.1%
1,983	Amazon.com Inc.†	426,509	472,628
250	Booking Holdings Inc.	54,814	44,560
100	Casey’s General Stores Inc.	78,843	79,479
57	Costco Wholesale Corp.	47,588	53,322
275	Hilton Worldwide Holdings Inc.	86,371	90,876
18	MercadoLibre Inc.†	41,977	30,553
330	The Sherwin-Williams Co.	118,004	113,626
		854,106	885,044
	Energy and Utilities – 4.6%
340	GE Vernova Inc.	123,944	399,452

	Financials – 9.5%
414	American Express Co.	140,106	140,035
1,692	KKR & Co. Inc.	201,644	155,292
517	Mastercard Inc., CI. A	268,130	265,531
355	Moody’s Corp.	164,313	160,787
1,180	The Charles Schwab Corp.	122,204	108,879
		896,397	830,524
	Health Care – 8.2%
309	Eli Lilly & Co.	279,967	370,624
392	Intuitive Surgical Inc.†	189,006	155,890
595	Stryker Corp.	214,411	187,330
		683,384	713,844
	Industrials – 10.7%
1,696	Amphenol Corp., CI. A	230,318	299,039
180	Caterpillar Inc.	121,756	191,682
494	Eaton Corp. plc	163,285	210,503
130	Parker-Hannifin Corp.	124,013	127,156
Shares		Cost	Market Value
226	Trane Technologies plc	$89,202	$111,002
		728,574	939,382
	Information Technology - Semiconductors – 24.4%
166	Advanced Micro Devices Inc.†	86,225	96,431
650	Applied Materials Inc.	150,312	469,950
130	ASML Holding NV, ADR	125,752	258,627
931	Broadcom Inc.	241,732	351,685
350	Corning Inc.	77,074	89,401
38	Micron Technology Inc.	45,190	43,863
3,729	NVIDIA Corp.	521,743	746,136
19	Sandisk Corp.†	43,832	43,201
134	Texas Instruments Inc.	44,683	39,941
		1,336,543	2,139,235
	Information Technology - Software and Services – 12.4%
975	Apple Inc.	245,853	282,126
483	Cadence Design Systems Inc.†	152,678	181,279
270	CrowdStrike Holdings Inc., CI. A†	112,801	206,048
743	Microsoft Corp.	349,187	277,154
932	Oracle Corp.	189,054	136,585
		1,049,573	1,083,192

	TOTAL INVESTMENTS — 99.7%	$7,162,598	8,731,028

	Other Assets and Liabilities (Net) — 0.3%		24,344

	NET ASSETS — 100.0%		$8,755,372

†	Non-income producing security.

See accompanying notes to financial statements.

3

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $7,162,598)	$8,731,028
Cash	23,226
Dividends receivable	1,118
Total Assets	8,755,372
Liabilities:
Total Liabilities	—
Net Assets	$8,755,372

Net Assets Consist of:
Paid-in capital	$8,099,097
Total accumulated earnings	656,275
Net Assets	$8,755,372

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	230,000
Net Asset Value per share:	$38.07

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $99)	$18,246
Interest	8,690
Total Investment Income	26,936
Expenses:
Investment advisory fees	36,495
Total Expenses	36,495
Less:
Expenses waived by Adviser (See Note 3)	(36,495)
Net Expenses	—
Net Investment Income	26,936

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(99,379)
Net realized gain on redemptions in-kind	262,657
Net change in unrealized appreciation on investments	499,857
Net Realized and Unrealized Gain on Investments	663,135
Net Increase in Net Assets Resulting from Operations	$690,071

See accompanying notes to financial statements.

4

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$26,936	$34,874
Net realized gain/(loss) on investments	(99,379)	153,160
Net realized gain on redemptions in-kind	262,657	1,298,620
Net change in unrealized appreciation/(depreciation) on investments	499,857	(294,546)
Net Increase in Net Assets Resulting from Operations	690,071	1,192,108

Distributions to Shareholders:
Accumulated earnings	—	(34,785)
Total Distributions to Shareholders	—	(34,785)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	689,114	4,682,774
Cost of shares redeemed (See Note 7)	(727,004)	(3,577,452)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(37,890)	1,105,322

Net Increase in Net Assets	652,181	2,262,645

Net Assets:
Beginning of period	8,103,191	5,840,546
End of period	$8,755,372	$8,103,191

Changes in Shares Outstanding:
Shares outstanding, beginning of period	230,000	195,000
Shares sold	20,000	135,000
Shares redeemed	(20,000)	(100,000)
Shares outstanding, end of period	230,000	230,000

See accompanying notes to financial statements.

5

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$35.23		$29.95		$21.12	$14.86	$26.46	$25.00
Net Investment Income (Loss)(b)	0.12		0.17		(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	2.72		5.26		8.98	6.36	(11.49)	1.61
Total from Investment Operations	2.84		5.43		8.83	6.26	(11.60)	1.46

Distributions to Shareholders:
Net Investment Income	—		(0.15)		—	—	—	—

Net Asset Value, End of Period	$38.07		$35.23		$29.95	$21.12	$14.86	$26.46
NAV total return†	8.05%		18.13%		41.83%	42.16%	(43.86)%	5.84%

Market price, End of Period	$38.02		$35.26		$29.93	$21.11	$14.84	$26.47
Investment total return††	7.83%		18.31%		41.78%	42.25%	(43.94)%	5.88%

Net Assets, End of Period (in 000’s)	$8,755		$8,103		$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Income (Loss)	0.66	%(c)	0.51%		(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.92%		0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.15	%(d)	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(e)	6%		6%		45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021. The Fund first sold shares on February 12, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

7

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$8,731,028	—	$8,731,028
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,731,028	—	$8,731,028

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

8

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$34,785
Total distributions paid	$34,785

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$712,644
Long term capital loss carryforward with no expiration	387,797
Total Capital Loss Carryforward	$1,100,441

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2026:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$7,165,591	$1,933,387	$(367,950)	$1,565,437

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

9

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

Effective March 10, 2025, the Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2027, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $36,495.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $1,555,354 and $449,165, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting

10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund had $639,974 of subscriptions-in-kind, including cash of $49,140.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund realized net gains of $262,657 on $673,196 of redemptions-in-kind, including cash of $53,808.

8. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

9. Significant Shareholder. As of June 30, 2026, approximately 51.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI GROWTH INNOVATORS ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

John Belton, CFA, joined GAMCO in January 2024. Mr. Belton was most recently an Investment Analyst and Partner at Absoluto Partners Global in Greenwich, Connecticut. Prior to joining Absoluto in 2021, Mr. Belton was an Equity Research Analyst at Evercore ISI for six years, culminating as a Vice President, Equity Research where he led ISI’s Communications Infrastructure Equity research team. He began his career in 2010 as an associate at State Street Global Services. Mr. Belton holds an M.B.A. with Honors in Finance and Economics from Columbia Business School. He also holds a B.A. in Mathematics and Philosophy from Boston College, and is a CFA Charterholder.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2026

GABELLI
FUNDS

GABELLI GROWTH INNOVATORS ETF

Semiannual Report
June 30, 2026

Gabelli High Income ETF

Semiannual Report — June 30, 2026

Wayne Plewniak Managing Director & Portfolio Manager BA, Rochester Institute of Technology MBA, Georgetown University

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli High Income ETF (the Fund) was 2.3% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 2.4%. The Fund’s NAV per share was $25.06, while the price of the publicly traded shares closed at $25.16 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI HIGH INCOME ETF

Diversified Industrial	18.7%
Energy	15.2%
Materials	9.9%
Financials	8.1%
Communications	7.9%
Chemicals	6.9%
Automotive	5.9%
Consumer Services	5.8%
Food & Beverage	5.8%
Utilities	2.9%
Metals & Mining	2.5%
Health Care	2.5%
Building Materials	2.5%
Real Estate	2.3%
Agriculture	1.7%
Environmental Control	0.9%
Other Assets and Liabilities (Net)	0.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli High Income ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BOND – 95.5%
	Agriculture – 1.7%
$100,000	Darling Ingredients Inc., 6.00%, 06/15/30	$100,653	$100,705

	Automotive – 5.9%
100,000	Garrett Motion Holdings Inc./Garrett LX I Sarl, 7.75%, 05/31/32	104,719	105,066
100,000	Phinia Inc., 6.63%, 10/15/32	102,548	102,227
100,000	Qnity Electronics Inc., 6.25%, 08/15/33	102,612	101,857
50,000	Valvoline Inc., 3.63%, 06/15/31	46,450	46,145
		356,329	355,295
	Building Materials – 2.5%
100,000	Installed Building Products Inc., 5.63%, 02/01/34	100,000	98,706
50,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28	50,121	50,130
		150,121	148,836
	Chemicals – 6.9%
50,000	Ashland Inc., 3.38%, 09/01/31	45,247	46,547
50,000	Huntsman International LLC, 5.70%, 10/15/34	45,301	48,172
25,000	Ingevity Corp., 3.88%, 11/01/28	24,057	24,240
100,000	Methanex US Operations Inc., 6.25%, 03/15/32	101,553	101,315
50,000	Minerals Technologies Inc., 5.00%, 07/01/28	49,418	49,655
100,000	Olin Corp., 6.63%, 04/01/33	98,876	98,871
50,000	SNF Group SACA, 3.38%, 03/15/30	47,206	46,583
		411,658	415,383
	Communications – 7.9%
100,000	CACI International Inc., 6.38%, 06/15/33	102,777	101,482
100,000	Lamar Media Corp., 5.38%, 11/01/33	99,498	98,120
50,000	Nexstar Media Inc., 7.25%, 04/15/34	50,000	49,886
50,000	Nexstar Media Inc., 6.50%, 09/15/33	50,000	50,032
Principal Amount		Cost	Market Value
$50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, 06/15/34	$50,000	$49,934
125,000	Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.59%), 5.25%, 03/15/82	124,246	124,573
		476,521	474,027
	Consumer Services – 5.8%
100,000	Herc Holdings Inc., 6.00%, 03/15/34	100,000	99,414
100,000	Hilton Domestic Operating Co. Inc., 5.50%, 03/31/34	100,355	99,196
58,000	Seagate Data Storage Technology Pte Ltd., 3.13%, 07/15/29	53,427	53,753
100,000	United Rentals North America Inc., 5.38%, 11/15/33	100,000	98,674
		353,782	351,037
	Diversified Industrial – 18.7%
50,000	Advanced Drainage Systems Inc., 5.38%, 03/01/34	50,000	48,980
100,000	AECOM, 6.00%, 08/01/33	102,176	100,214
50,000	Boise Cascade Co., 4.88%, 07/01/30	49,388	49,322
100,000	Clean Harbors Inc., 6.38%, 02/01/31	101,887	101,465
50,000	Coherent Corp., 5.00%, 12/15/29	49,515	49,255
50,000	Crown Americas LLC, 5.88%, 06/01/33	50,973	50,340
100,000	Enpro Inc., 6.13%, 06/01/33	102,739	101,560
50,000	Esab Corp., 5.63%, 04/01/31	50,000	50,092
100,000	GFL Environmental Holdings US Inc., 5.50%, 02/01/34	100,000	97,931
50,000	LSB Industries Inc., 6.25%, 10/15/28	49,814	50,211
50,000	Moog Inc., 5.50%, 10/15/34	50,476	49,381

See accompanying notes to financial statements.

Gabelli High Income ETF

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BOND (Continued)
	Diversified Industrial (Continued)
$50,000	Mueller Water Products Inc., 4.00%, 06/15/29	$48,933	$48,591
50,000	Park-Ohio Industries Inc., 8.50%, 08/01/30	51,469	52,216
50,000	RXO Inc., 6.38%, 05/15/31	50,000	50,802
50,000	TopBuild Corp., 5.63%, 01/31/34	50,572	50,673
100,000	TransDigm Inc., 6.13%, 07/31/34	101,106	100,027
75,000	WESCO Distribution Inc., 5.50%, 04/15/34	75,000	74,386
		1,134,048	1,125,446
	Energy – 12.4%
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 07/01/34	100,000	98,811
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., New York, 5.75%, 10/15/33	100,356	99,106
50,000	Chord Energy Corp., 6.00%, 10/01/30	50,022	50,238
50,000	Chord Energy Corp., New York, 6.75%, 03/15/33	50,933	50,789
50,000	Continental Resources Inc., 2.88%, 04/01/32	44,325	44,047
50,000	Enerflex Inc., 6.88%, 01/15/31	50,666	51,220
50,000	Harvest Midstream I LP, 6.75%, 05/15/34	50,000	50,727
50,000	Hess Midstream Operations LP, 5.13%, 06/15/28	50,000	49,926
50,000	Murphy Oil USA Inc., 5.88%, 06/01/34	50,000	50,190
50,000	Range Resources Corp., 4.75%, 02/15/30	49,197	48,977
100,000	Sunoco LP, 6.63%, 08/15/32	102,498	101,760
50,000	Vistra Operations Co. LLC, 7.75%, 10/15/31	52,329	52,336
		750,326	748,127
Principal Amount		Cost	Market Value
	Environmental Control – 0.9%
$50,000	GFL Environmental Inc., 6.75%, 01/15/31	$51,941	$51,501

	Financials – 7.5%
75,000	Apollo Debt Solutions BDC, 5.20%, 12/08/28	74,996	73,911
50,000	Carlyle Secured Lending Inc., 5.75%, 02/15/31	48,961	48,231
100,000	Iron Mountain Inc., 7.00%, 02/15/29	101,926	101,942
200,000	SoftBank Group Corp., 6.50%, 04/10/29	200,573	200,396
25,000	Sword Purchaser LLC, 8.25%, 04/15/33	25,552	25,905
		452,008	450,385
	Food & Beverage – 5.8%
100,000	Albertsons Cos. Inc., 5.63%, 03/31/32	100,000	96,889
50,000	Aramark Services Inc., 5.00%, 02/01/28	49,952	49,925
100,000	Industrial F&B Investments III Inc., 7.75%, 02/11/33	100,000	101,962
100,000	Post Holdings Inc., 6.50%, 03/15/36	100,000	99,021
		349,952	347,797
	Health Care – 2.5%
100,000	BellRing Brands Inc., 7.00%, 03/15/30	101,993	100,055
50,000	Teleflex Inc., 5.88%, 01/15/32	50,186	50,484
		152,179	150,539
	Materials – 9.9%
100,000	Carpenter Technology Corp., 5.63%, 03/01/34	100,619	100,048
100,000	Celanese US Holdings LLC, 7.38%, 02/15/34	100,000	103,391
100,000	Cleveland-Cliffs Inc., 6.75%, 04/15/30	101,432	100,166
100,000	Commercial Metals Co., 5.75%, 11/15/33	101,349	99,458
100,000	Knife River Corp., 7.75%, 05/01/31	103,708	103,811
100,000	The Dow Chemical Co., 4.25%, 10/01/34	92,160	91,008
		599,268	597,882

See accompanying notes to financial statements.

Gabelli High Income ETF

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BOND (Continued)
	Metals & Mining – 2.5%
$100,000	Alumina Pty Ltd., 6.38%, 09/15/32	$103,571	$101,898
50,000	Mineral Resources Ltd., 6.00%, 05/01/32	50,000	49,506
		153,571	151,404
	Real Estate – 1.7%
100,000	Rhp Hotel Properties LP/Rhp Finance Corp., 5.75%, 03/15/34	100,000	99,125

	Utilities – 2.9%
100,000	NRG Energy Inc., 6.00%, 02/01/33	101,605	100,580
75,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35	75,000	72,524
		176,605	173,104
	TOTAL CORPORATE BOND	5,768,962	5,740,593
Shares		Cost	Market Value
	COMMON STOCKS – 3.7%
	Energy – 2.8%
250	Enbridge Inc.	$11,706	$13,552
1,325	Energy Transfer LP	21,329	25,334
625	Enterprise Products Partners LP	19,662	22,975
375	MPLX LP	19,844	21,124
175	ONEOK Inc.	13,059	15,214
1,000	Plains All American Pipeline LP	16,660	22,260
325	Sunoco LP, New York	16,498	21,938
175	Viper Energy Inc., Cl. A	6,366	7,420
425	Western Midstream Partners LP	15,766	18,598
		140,890	168,415
	Financials – 0.3%
375	Ares Capital Corp.	7,478	6,949
300	Blackstone Secured Lending Fund	8,082	7,113
375	Sixth Street Specialty Lending Inc.	8,130	6,439
		23,690	20,501
	Real Estate – 0.6%
250	Gaming and Leisure Properties Inc., REIT	11,198	11,132
125	Realty Income Corp., REIT	7,064	7,745
425	Starwood Property Trust Inc., REIT	7,853	6,962
375	VICI Properties Inc., REIT	10,589	9,956
		36,704	35,795
	TOTAL COMMON STOCKS	201,284	224,711

	PREFERRED STOCK – 0.3%
	Financials – 0.3%
1,000	W. R. Berkley Corp., 5.70%, 03/30/58	22,256	21,060

	TOTAL INVESTMENTS — 99.5%	$5,992,502	5,986,364

	Other Assets and Liabilities (Net) — 0.5%		27,728

	NET ASSETS — 100.0%		$6,014,092

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli High Income ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $5,992,502)	$5,986,364
Cash	18,042
Interest receivable	94,634
Total Assets	6,099,040
Liabilities:
Distributions payable	84,948
Total Liabilities	84,948
Net Assets	$6,014,092

Net Assets Consist of:
Paid-in capital	$6,003,701
Total accumulated earnings	10,391
Net Assets	$6,014,092

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	240,000
Net Asset Value per share:	$25.06

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,101)	$3,178
Interest	165,254
Total Investment Income	168,432
Expenses:
Investment advisory fees	16,551
Total Expenses	16,551
Less:
Expenses waived by Adviser (See Note 3)	(16,551)
Net Expenses	—
Net Investment Income	168,432

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	8,012
Net realized gain on foreign currency transactions	2
Net realized gain on investments and foreign currency transactions	8,014
Net change in unrealized depreciation on investments	(38,009)
Net Realized and Unrealized (Loss) on Investments	(29,995)
Net Increase in Net Assets Resulting from Operations	$138,437

See accompanying notes to financial statements.

Gabelli High Income ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Operations:
Net investment income	$168,432	$37,101
Net realized gain on investments	8,014	618
Net change in unrealized appreciation/(depreciation) on investments	(38,009)	31,871
Net Increase in Net Assets Resulting from Operations	138,437	69,590

Distributions to Shareholders:
Accumulated earnings	(161,758)	(35,878)
Total Distributions to Shareholders	(161,758)	(35,878)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	—	6,003,701
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	—	6,003,701

Net Increase/(Decrease) in Net Assets	(23,321)	6,037,413

Net Assets:
Beginning of period	6,037,413	—
End of period	$6,014,092	$6,037,413

Changes in Shares Outstanding:
Shares outstanding, beginning of period	240,000	—
Shares sold	—	240,000
Shares outstanding, end of period	240,000	240,000

(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.

See accompanying notes to financial statements.

Gabelli High Income ETF
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.16		$25.00
Net Investment Income(b)	0.70		0.16
Net Realized and Unrealized Gain/(Loss) on Investments	(0.45)		0.15
Total from Investment Operations	0.25		0.31

Distributions to Shareholders:
Net Investment Income	(0.35)		(0.15)

Net Asset Value, End of Period	$25.06		$25.16
NAV total return†	2.32%		1.24%

Market price, End of Period	$25.16		$25.23
Investment total return††	2.43%		1.52%

Net Assets, End of Period (in 000’s)	$6,014		$6,037

Ratio to average net assets of:
Net Investment Income	5.60	%(c)	5.04	%(c)
Operating Expenses Before Waiver	0.55	%(c)	0.55	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate(d)	29%		0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli High Income ETF
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli High Income ETF (the Fund) commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return through income and capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli High Income ETF
Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bond (a)	—	$5,740,593	$5,740,593
Common Stocks (a)	$224,711	—	224,711
Preferred Stock (a)	21,060	—	21,060
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$245,771	$5,740,593	$5,986,364

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2026, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 0.05%.

Gabelli High Income ETF
Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$35,878
Total distributions paid	$35,878

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized depreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$5,992,502	$43,846	$(49,984)	$(6,138)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an

Gabelli High Income ETF
Notes to Financial Statements (Unaudited) (Continued)

ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.55% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.55% for at least one year from the effective date of the Fund’s registration statement and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $16,551.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $2,109,119 and $1,718,334, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

Gabelli High Income ETF
Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2026, the Fund’s Adviser and its affiliates beneficially owned 86.8% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

Gabelli High Income ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Wayne Plewniak, has been a Managing Director and Head of Gabelli Fixed Income since 2006, having served as Portfolio Manager of the firm’s investment grade, high yield and leveraged credit products, while participating in a number of other investment teams. Mr. Plewniak was formerly with Lehman Brothers/Neuberger Berman, where he served as Managing Director and Senior Portfolio Manager of the firm’s high yield business, following its acquisition from Lipper & Company in 2002. Mr. Plewniak has an MBA in Finance and International Business from Georgetown University and a B.S. in Industrial Engineering from the Rochester Institute of Technology.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
Gabelli High Income ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli High Income ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GBHI Q2/2026

GABELLI FUNDS

GABELLI HIGH INCOME ETF

Semiannual Report
June 30, 2026

Gabelli Love Our Planet & People ETF

Semiannual Report — June 30, 2026

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 20.6% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 20.5%. The Fund’s NAV per share was $39.82, while the price of the publicly traded shares closed at $39.83 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Energy and Utilities	22.5%
Equipment and Supplies	12.5%
Building and Construction	8.4%
Machinery	6.1%
Automotive Parts and Accessories	5.6%
Electronics	5.4%
Metals and Mining	4.9%
Environmental Services	4.8%
Diversified Industrial	4.5%
Technology Services	3.9%
Specialty Chemicals	3.8%
General Industrial Machinery and Equipment	3.8%
Health Care	2.9%
Real Estate Investment Trust	2.6%
Business Services	2.4%
U.S. Government Obligations	2.3%
Financial Services	1.2%
Industrials	1.1%
Pumps & Pumping Equipment	0.4%
Other Assets and Liabilities (Net)	0.9%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Love Our Planet & People ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 96.8%
	Automotive Parts and Accessories – 5.6%
4,262	Blue Bird Corp.†	$152,658	$336,528
820	Cummins Inc.	270,812	584,832
		423,470	921,360
	Building and Construction – 8.4%
2,768	Arcosa Inc.	253,289	402,163
2,870	Carrier Global Corp.	155,111	210,514
3,080	Centuri Holdings Inc.†	73,022	93,139
2,050	Gibraltar Industries Inc.†	111,301	92,455
2,296	Johnson Controls International plc	173,458	335,469
4,864	Trex Co. Inc.†	198,498	243,394
		964,679	1,377,134
	Business Services – 2.4%
17,500	Ranpak Holdings Corp.†	110,957	127,925
4,196	Resideo Technologies Inc.†	81,976	130,496
118	United Rentals Inc.	91,044	133,681
		283,977	392,102
	Diversified Industrial – 4.5%
2,625	AZZ Inc.	191,600	407,006
2,050	Ebara Corp.	64,468	78,876
7,776	Shoals Technologies Group Inc., Cl. A†	73,269	76,983
456	Watts Water Technologies Inc., Cl. A	141,722	178,501
		471,059	741,366
	Electronics – 5.4%
1,558	Flex Ltd.†	53,073	252,505
14,760	Mirion Technologies Inc.†	182,289	264,647
3,034	Nextpower Inc., Cl. A†	256,538	361,471
		491,900	878,623
	Energy and Utilities – 22.5%
3,854	Alliant Energy Corp.	236,479	294,022
2,050	American Water Works Co. Inc.	288,761	269,739
7,300	Avista Corp.	287,393	298,643
2,227	Badger Meter Inc.	339,819	330,442
4,500	Brookfield Renewable Corp.	180,911	167,040
2,050	Clearway Energy Inc., Cl. C	73,305	70,069
1,265	First Solar Inc.†	315,349	298,489
557	GE Vernova Inc.	241,287	654,397
2,624	H2O America	129,631	159,460
3,362	IDACORP Inc.	407,201	508,671
1,514	Landis+Gyr Group AG	103,761	81,134
2,624	RWE AG	155,377	169,757
Shares		Cost	Market Value
1,558	Severn Trent plc	$59,482	$61,089
40,993	Ur-Energy Inc.†	66,523	55,750
21,259	XPLR Infrastructure LP†	242,082	251,069
		3,127,361	3,669,771
	Environmental Services – 4.8%
11,676	Ardagh Metal Packaging SA	42,201	55,344
1,148	Republic Services Inc.	164,826	244,616
1,312	Veralto Corp.	134,909	116,348
2,200	Waste Connections Inc.	327,507	366,718
		669,443	783,026
	Equipment and Supplies – 12.5%
4,510	Crown Holdings Inc.	445,068	504,308
506	Hubbell Inc.	88,199	264,739
284	Preformed Line Products Co.	44,364	116,599
3,847	The Gorman-Rupp Co.	174,020	352,924
1,722	The Timken Co.	137,373	250,241
943	Valmont Industries Inc.	325,800	544,677
		1,214,824	2,033,488
	Financial Services – 1.2%
500	S&P Global Inc.	214,430	203,630

	General Industrial Machinery and Equipment – 3.8%
2,843	Flowserve Corp.	161,547	210,837
3,034	Matthews International Corp., Cl. A	84,987	81,675
12,654	Mueller Water Products Inc., Cl. A	314,506	326,853
		561,040	619,365
	Health Care – 2.9%
1,620	Becton Dickinson & Co.	260,494	245,155
21,000	Niagen Bioscience Inc.†	120,110	66,990
400	Protagonist Therapeutics Inc.†	34,680	49,032
1,250	Royalty Pharma plc, Cl. A	51,013	70,087
81	Vertex Pharmaceuticals Inc.†	25,352	40,235
		491,649	471,499
	Industrials – 1.1%
3,280	Fluor Corp.†	134,509	171,839

	Machinery – 6.1%
10,660	CNH Industrial NV	118,734	119,712
575	Deere & Co.	248,326	364,740
656	Herc Holdings Inc.	100,357	94,031

See accompanying notes to financial statements.

3

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
3,543	Xylem Inc.	$418,212	$418,818
		885,629	997,301
	Metals and Mining – 4.9%
3,500	Cameco Corp.	236,703	356,510
5,700	Freeport-McMoRan Inc.	276,807	358,473
1,230	Minerals Technologies Inc.	75,151	90,983
		588,661	805,966
	Pumps & Pumping Equipment – 0.4%
1,500	Veolia Environnement SA	60,499	62,454

	Real Estate Investment Trust – 2.6%
18,000	Weyerhaeuser Co.	537,960	430,920

	Specialty Chemicals – 3.8%
405	Air Products and Chemicals Inc.	104,169	118,738
3,200	Sensient Technologies Corp.	321,956	394,528
1,230	Solstice Advanced Materials Inc.	65,798	108,978
		491,923	622,244
	Technology Services – 3.9%
686	Alphabet Inc., Cl. C	138,878	242,384
15,186	Aurora Innovation Inc.†	77,058	103,569
1,114	Corning Inc.	73,096	284,549
		289,032	630,502
	TOTAL COMMON STOCKS	11,902,045	15,812,590

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 2.3%
$375,000	U.S. Treasury Bills, 3.44% to 3.74%††, 07/23/26 to 09/24/26	372,818	372,837

	TOTAL INVESTMENTS — 99.1%	$12,274,863	16,185,427

	Other Assets and Liabilities (Net) — 0.9%		139,705

	NET ASSETS — 100.0%		$16,325,132

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

4

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $12,274,863)	$16,185,427
Cash	4,176
Receivable for investments sold	154,036
Dividends receivable	7,878
Foreign tax reclaims receivable	3,494
Total Assets	16,355,011
Liabilities:
Payable for investments purchased	29,879
Total Liabilities	29,879
Net Assets	$16,325,132

Net Assets Consist of:
Paid-in capital	$12,921,351
Total accumulated earnings	3,403,781
Net Assets	$16,325,132

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	410,000
Net Asset Value per share:	$39.82

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,086)	$96,318
Interest	11,428
Total Investment Income	107,746
Expenses:
Investment advisory fees	71,096
Total Expenses	71,096
Less:
Expenses waived by Adviser (See Note 3)	(71,096)
Net Expenses	—
Net Investment Income	107,746

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	238,624
Net realized gain on redemptions in-kind	1,497,861
Net realized gain on foreign currency transactions	187
Net realized gain on investments and foreign currency transactions	1,736,672
Net change in unrealized appreciation on investments	1,210,971
on foreign currency translations	(33)
Net change in unrealized appreciation on investments and foreign currency translations	1,210,938
Net Realized and Unrealized Gain on Investments	2,947,610
Net Increase in Net Assets Resulting from Operations	$3,055,356

See accompanying notes to financial statements.

5

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$107,746	$163,927
Net realized gain on investments	238,811	76,332
Net realized gain on redemptions in-kind	1,497,861	1,786,736
Net change in unrealized appreciation on investments	1,210,938	107,779
Net Increase in Net Assets Resulting from Operations	3,055,356	2,134,774

Distributions to Shareholders:
Accumulated earnings	—	(123,404)
Total Distributions to Shareholders	—	(123,404)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	1,066,573	7,776,572
Cost of shares redeemed (See Note 7)	(4,302,442)	(4,984,346)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(3,235,869)	2,792,226

Net Increase/(Decrease) in Net Assets	(180,513)	4,803,596

Net Assets:
Beginning of period	16,505,645	11,702,049
End of period	$16,325,132	$16,505,645

Changes in Shares Outstanding:
Shares outstanding, beginning of period	500,000	430,000
Shares sold	30,000	235,000
Shares redeemed	(120,000)	(165,000)
Shares outstanding, end of period	410,000	500,000

See accompanying notes to financial statements.

6

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating Performance:
Net Asset Value, Beginning of Period	$33.01		$27.21		$25.21	$24.58	$29.53
Net Investment Income(b)	0.25		0.44		0.44	0.51	0.53
Net Realized and Unrealized Gain/(Loss) on Investments	6.56		5.63		2.07	0.68	(4.99)
Total from Investment Operations	6.81		6.07		2.51	1.19	(4.46)

Distributions to Shareholders:
Net Investment Income	—		(0.27)		(0.43)	(0.50)	(0.46)
Return of Capital	—		—		(0.08)	(0.06)	(0.03)
Total Distributions	—		(0.27)		(0.51)	(0.56)	(0.49)

Net Asset Value, End of Period	$39.82		$33.01		$27.21	$25.21	$24.58
NAV total return†	20.61%		22.30%		9.95%	4.85%	(15.08)%

Market price, End of Period	$39.83		$33.05		$27.17	$25.19	$24.58
Investment total return††	20.51%		22.64%		9.88%	4.75%	(15.02)%

Net Assets, End of Period (in 000’s)	$16,325		$16,506		$11,702	$11,598	$12,536

Ratio to average net assets of:
Net Investment Income	1.36	%(c)	1.47%		1.64%	2.06%	2.08%
Operating Expenses Before Waiver	0.90	%(c)	0.91%		0.90%	0.90%	0.90%
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(d)	0.00%	0.00%	0.00%
Portfolio Turnover Rate(e)	12%		14%		20%	24%	19%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021. The Fund first sold shares on January 29, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

7

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$15,812,590	—	$15,812,590
U.S. Government Obligations	—	$372,837	372,837
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$15,812,590	$372,837	$16,185,427

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

9

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$123,404
Total distributions paid	$123,404

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$1,751,228
Long term capital loss carryforward with no expiration	512,385
Total Capital Loss Carryforward	$2,263,613

The Fund utilized $168,596 of the capital loss carryforward for the year ended December 31, 2025.

The following summarizes the tax cost of investments and the net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$12,225,541	$4,239,672	$(279,786)	$3,959,886

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

10

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2027, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $71,096.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $3,751,081 and $1,871,069, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the

11

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund had $1,066,572 of subscriptions-in-kind, including cash of $66,116.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the Fund realized net gain of $1,497,861 on $4,302,442 of redemptions-in-kind, including cash of $1,684,558.

8. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

9. Significant Shareholder. As of June 30, 2026, the Fund’s Adviser and its affiliates beneficially owned 80.8% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is President of GAMCO Investors, Inc. and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2026

GABELLI
FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Semiannual Report
June 30, 2026

Gabelli Opportunities in Live and Sports ETF

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Alec Boccanfuso Portfolio Manager BA, New York University MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Gabelli Opportunities in Live and Sports ETF (the Fund) was 5.6% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 5.8%. The Fund’s NAV per share was $26.39, while the price of the publicly traded shares closed at $26.46 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GABELLI OPPORTUNITIES IN LIVE AND SPORTS ETF

Sports	60.8%
Live Entertainment	16.5%
Media	15.2%
U.S. Government Obligations	6.1%
Financial Services	2.8%
Other Assets and Liabilities (Net)	(1.4)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Opportunities in Live and Sports ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 95.3%
	Financial Services – 2.8%
61,154	Cannae Holdings Inc.	$883,246	$880,618

	Live Entertainment – 16.5%
6,750	CTS Eventim AG & Co. KGaA	497,048	393,724
14,924	Liberty Live Holdings Inc., Cl. A†	1,304,195	1,511,204
1,044	Live Nation Entertainment Inc.†	165,761	191,167
23,578	Madison Square Garden Entertainment Corp.†	1,443,488	1,907,225
19,500	Parken Sport & Entertainment A/S	506,313	566,371
3,143	Sphere Entertainment Co.†	347,865	543,833
		4,264,670	5,113,524
	Media – 15.2%
14,671	Comcast Corp., Cl. A	423,215	360,173
40,000	DeNA Co. Ltd.	659,714	602,848
12,050	Fox Corp., Cl. B	674,672	564,422
69,157	Grupo Televisa SAB, ADR	212,894	187,415
6,025	Netflix Inc.†	506,575	430,185
4,298	Nexstar Media Group Inc.	867,760	767,580
6,025	Sirius XM Holdings Inc.	165,340	177,979
2,189	Take-Two Interactive Software Inc.†	501,077	547,206
22,001	Versant Media Group Inc.	755,424	792,256
11,528	Warner Bros Discovery Inc.†	329,451	307,336
		5,096,122	4,737,400
	Sports – 60.8%
9,000	AFC Ajax NV†	92,847	87,409
310,000	AGF A/S†	52,369	56,156
52,387	Atlanta Braves Holdings Inc., Cl. C†	2,245,237	2,718,885
1,900,000	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS†	65,881	67,615
245,000	Borussia Dortmund GmbH & Co. KGaA	927,764	839,808
140,000	Broendbyernes IF Fodbold A/S†	6,014	5,885
39,000	Celtic plc†	110,576	120,018
11,006	Churchill Downs Inc.	1,045,335	986,578
33,000	Eagle Football Group†	70,210	67,870
6,250	EXOR NV	519,407	478,462
1,600,000	Fenerbahce Futbol AS†	102,141	101,530
1,678	Ferrari NV	619,255	624,703
3,300	Futebol Clube Do Porto†	11,649	11,312
105,000	Juventus Football Club SpA†	322,179	245,224
32,485	Liberty Global Ltd., Cl. A†	380,558	369,354
Shares		Cost	Market Value
23,056	Liberty Media Corp.-Liberty Formula One, Cl. A†	$1,906,999	$2,018,322
8,496	Madison Square Garden Sports Corp.†	2,580,942	3,414,033
78,586	Manchester United plc, Cl. A†	1,352,885	1,801,977
6,286	NIKE Inc., Cl. B	388,390	258,040
105,000	Ollamani SAB†	451,804	488,749
50,000	Piaggio & C SpA	101,259	91,750
37,716	Rogers Communications Inc., Cl. B	1,419,329	1,225,770
87,000	Societa Sportiva Lazio SpA†	132,606	166,008
22,000	Sport Lisboa e Benfica-Futebol SAD†	170,741	172,943
12,311	The Walt Disney Co.	1,305,403	1,184,934
6,286	TKO Group Holdings Inc.	1,295,501	1,265,435
250,000	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS†	5,044	4,877
		17,682,325	18,873,647
	TOTAL COMMON STOCKS	27,926,363	29,605,189

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 6.1%
$1,910,000	U.S. Treasury Bills, 3.50% to 3.79%††, 07/02/26 to 10/01/26	1,899,517	1,899,403

	TOTAL INVESTMENTS — 101.4%	$29,825,880	31,504,592

	Other Assets and Liabilities (Net) — (1.4)%		(442,544)

	NET ASSETS — 100.0%		$31,062,048

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Opportunities in Live and Sports ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $29,825,880)	$31,504,592
Cash	10,753
Foreign currency at value (cost $9318)	9,281
Receivable for investments sold	79,918
Receivable for Fund shares sold	1,451,498
Dividends receivable	24,460
Foreign tax reclaims receivable	4,807
Total Assets	33,085,309
Liabilities:
Payable for investments purchased	2,023,261
Total Liabilities	2,023,261
Net Assets	$31,062,048

Net Assets Consist of:
Paid-in capital	$29,462,103
Total accumulated earnings	1,599,945
Net Assets	$31,062,048

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	1,177,000
Net Asset Value per share:	$26.39

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,420)	$128,032
Interest	42,512
Total Investment Income	170,544
Expenses:
Investment advisory fees	103,345
Total Expenses	103,345
Less:
Expenses waived by Adviser (See Note 3)	(103,345)
Net Expenses	—
Net Investment Income	170,544

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(247,629)
Net realized loss on foreign currency transactions	(2,610)
Net change in unrealized appreciation on investments	1,681,483
on foreign currency translations	(116)
Net change in unrealized appreciation on investments and foreign currency translations	1,681,367
Net Realized and Unrealized Gain on Investments	1,431,128
Net Increase in Net Assets Resulting from Operations	$1,601,672

See accompanying notes to financial statements.

4

Gabelli Opportunities in Live and Sports ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Operations:
Net investment income	$170,544	$1,044
Net realized loss on investments	(250,239)	—
Net change in unrealized appreciation/(depreciation) on investments	1,681,367	(2,771)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,601,672	(1,727)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	18,787,103	10,675,000
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	18,787,103	10,675,000

Net Increase in Net Assets	20,388,775	10,673,273

Net Assets:
Beginning of period	10,673,273	—
End of period	$31,062,048	$10,673,273

Changes in Shares Outstanding:
Shares outstanding, beginning of period	427,000	—
Shares sold	750,000	427,000
Shares outstanding, end of period	1,177,000	427,000

(a)	The Fund commenced investment operations on January 2, 2026. The Fund first sold shares on December 31, 2025.

See accompanying notes to financial statements.

5

Gabelli Opportunities in Live and Sports ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00		$25.00
Net Investment Income(b)	0.18		0.00	(c)
Net Realized and Unrealized Gain on Investments	1.21		0.00	(c)
Total from Investment Operations	1.39		0.00

Net Asset Value, End of Period	$26.39		$25.00
NAV total return†	5.56%		0.00%

Market price, End of Period	$26.46		$25.00
Investment total return††	5.84%		0.00%

Net Assets, End of Period (in 000’s)	$31,062		$10,673

Ratio to average net assets of:
Net Investment Income	1.47	%(d)	3.57	%(d)
Operating Expenses Before Waiver	0.89	%(d)	0.00	%(d)
Operating Expenses Net of Waiver	0.00	%(d)	0.00	%(d)
Portfolio Turnover Rate(e)	8%		0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 2, 2026. The Fund first sold shares on December 31, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Opportunities in Live and Sports ETF (the Fund) commenced investment operations on December 31, 2025. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek long term capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$29,605,189	—	$29,605,189
U.S. Government Obligations	—	$1,899,403	1,899,403
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$29,605,189	$1,899,403	$31,504,592

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

8

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$29,783,072	$3,007,913	$(1,286,393)	$1,721,520

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% for at least one year from the effective date of the Fund’s registration statement and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

9

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $13,098,072 and $1,693,698, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2026, the Fund’s Adviser and its affiliates beneficially owned 85.4% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented

10

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Unaudited) (Continued)

in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI OPPORTUNITIES in LIVE and SPORTS ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is President of GAMCO Investors, Inc. and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Alec Boccanfuso joined the Firm in 2018 as an analyst covering communications services and technology with a focus on interactive entertainment and outdoor leisure products. Mr. Boccanfuso graduated with honors from New York University with a BS in finance, and holds an MBA from Columbia Business School.

GABELLI ETFS TRUST
Gabelli Opportunities in Live and Sports ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Opportunities in Live and Sports ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GOLS Q2/2026

GABELLI FUNDS

GABELLI OPPORTUNITIES IN LIVE AND SPORTS ETF

Semiannual Report
June 30, 2026

Keeley Dividend ETF

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Thomas E. Brown, Jr., CFA Portfolio Manager BBA, University of Notre Dame MBA, New York University Stern School of Business	Brian P. Leonard, CFA Portfolio Manager BA, DePaul University MS, St. Xavier University’s Graham School of Management

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of Keeley Dividend ETF (the Fund) was 16.3% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 16.0%. The Fund’s NAV per share was $28.61, while the price of the publicly traded shares closed at $28.62 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

KEELEY DIVIDEND ETF

Financials	19.2%
Industrials	11.2%
Health Care	9.5%
Information Technology	9.1%
Consumer Discretionary	8.9%
Real Estate	8.3%
Materials	7.7%
U.S. Government Obligations	7.5%
Energy	5.6%
Automotive	3.8%
Utilities	3.8%
Consumer Staples	3.0%
Communication Services	2.7%
Other Assets and Liabilities (Net)	(0.3)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Keeley Dividend ETF

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 92.8%
	Automotive – 3.8%
1,291	Allison Transmission Holdings Inc.	$125,874	$145,547
3,286	Douglas Dynamics Inc.	108,700	177,280
		234,574	322,827
	Communication Services – 2.7%
3,990	Cinemark Holdings Inc.	93,731	126,603
570	Nexstar Media Group Inc.	111,205	101,796
		204,936	228,399
	Consumer Discretionary – 8.9%
1,576	Brunswick Corp.	114,108	132,762
1,274	Hasbro Inc.	105,928	105,220
5,405	JAKKS Pacific Inc.	91,822	125,828
1,710	KB Home	105,485	107,029
2,986	Shoe Station Group Inc.	52,362	44,282
2,986	Standard Motor Products Inc.	109,701	116,365
1,425	Wyndham Hotels & Resorts Inc.	103,420	119,999
		682,826	751,485
	Consumer Staples – 3.0%
2,416	Molson Coors Beverage Co., Cl. B	111,265	94,127
1,861	Spectrum Brands Holdings Inc.	108,139	159,581
		219,404	253,708
	Energy – 5.6%
1,995	Cactus Inc., Cl. A	93,273	102,204
991	Expand Energy Corp.	112,320	90,369
4,882	NOV Inc.	79,865	90,561
9,406	Select Water Solutions Inc.	109,462	187,932
		394,920	471,066
	Financials – 19.2%
208	Ameriprise Financial Inc.	97,699	95,422
389	Arthur J. Gallagher & Co.	89,743	89,303
3,628	Columbia Banking System Inc.	103,389	116,277
2,822	Equitable Holdings Inc.	125,194	123,829
2,660	Fifth Third Bancorp	121,432	149,944
704	Popular Inc.	83,652	115,583
1,576	Prosperity Bancshares Inc.	111,769	115,095
570	Reinsurance Group of America Inc.	108,441	121,211
1,140	SouthState Bank Corp.	105,597	113,886
1,710	Victory Capital Holdings Inc., Cl. A	109,460	143,743
Shares		Cost	Market Value
3,001	Virtu Financial Inc., Cl. A	$105,983	$178,770
1,576	Voya Financial Inc.	111,601	142,675
721	Wintrust Financial Corp.	99,967	115,879
		1,373,927	1,621,617
	Health Care – 9.5%
285	Chemed Corp.	118,889	132,736
5,566	Concentra Group Holdings Parent Inc.	108,907	165,588
855	Merck & Co. Inc.	85,702	109,868
1,425	Mesa Laboratories Inc.	114,907	141,859
7,313	Perrigo Co. plc	91,448	75,982
570	The Ensign Group Inc.	101,551	91,371
530	Universal Health Services Inc., Cl. B	116,165	78,806
		737,569	796,210
	Industrials – 11.2%
2,431	ABM Industries Inc.	108,004	107,547
26,224	Alight Inc., Cl. A	54,286	14,685
1,317	Apogee Enterprises Inc.	43,139	60,240
3,498	CNH Industrial NV	38,093	39,283
2,431	Fluor Corp.†	106,415	127,360
2,146	Fortune Brands Innovations Inc.	106,655	117,815
855	Oshkosh Corp.	113,091	131,225
533	Primoris Services Corp.	66,352	52,831
855	Regal Rexnord Corp.	127,479	203,653
1,006	Veralto Corp.	100,756	89,212
		864,270	943,851
	Information Technology – 9.1%
2,190	Crane NXT Co.	122,923	112,041
5,461	Gen Digital Inc.	142,273	135,924
1,291	Qnity Electronics Inc.	110,505	210,833
2,540	Ralliant Corp.	127,363	187,020
1,794	Skyworks Solutions Inc.	121,210	121,633
		624,274	767,451
	Materials – 7.7%
2,565	Amcor plc	106,781	111,193
1,995	Amrize Ltd.	107,888	106,334
570	DuPont de Nemours Inc.	70,300	77,315
285	Franco-Nevada Corp.	58,379	59,405
855	RPM International Inc.	88,696	95,033
2,280	Solstice Advanced Materials Inc.	111,360	202,008
		543,404	651,288
	Real Estate – 8.3%
2,850	Brixmor Property Group Inc., REIT	71,834	89,861

See accompanying notes to financial statements.

3

Keeley Dividend ETF

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
1,844	CareTrust REIT Inc.	$69,908	$74,405
3,481	Millrose Properties Inc., REIT	107,696	104,604
3,704	Outfront Media Inc., REIT	86,431	121,343
4,711	Sila Realty Trust Inc., REIT	107,774	143,026
2,280	STAG Industrial Inc., REIT	87,413	86,777
3,135	VICI Properties Inc., REIT	87,395	83,234
		618,451	703,250
	Utilities – 3.8%
18,242	Algonquin Power & Utilities Corp.	107,557	106,898
1,291	Southwest Gas Holdings Inc.	103,059	114,486
2,850	UGI Corp.	106,480	98,439
		317,096	319,823
	TOTAL COMMON STOCKS	6,815,651	7,830,975

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 7.5%
$635,000	U.S. Treasury Bills, 3.54% to 3.69%††, 07/30/26 to 09/10/26	631,867	631,870

	TOTAL INVESTMENTS — 100.3%	$7,447,518	8,462,845

	Other Assets and Liabilities (Net) — (0.3)%		(22,473)

	NET ASSETS — 100.0%		$8,440,372

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

4

Keeley Dividend ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments at value (cost $7,447,518)	$8,462,845
Cash	21,343
Dividends receivable	9,042
Total Assets	8,493,230
Liabilities:
Distributions payable	52,858
Total Liabilities	52,858
Net Assets	$8,440,372

Net Assets Consist of:
Paid-in capital	$7,413,455
Total accumulated earnings	1,026,917
Net Assets	$8,440,372

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	295,000
Net Asset Value per share:	$28.61

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $698)	$89,487
Interest	10,787
Total Investment Income	100,274
Expenses:
Investment advisory fees	34,426
Total Expenses	34,426
Less:
Expenses waived by Adviser (See Note 3)	(34,426)
Net Expenses	—
Net Investment Income	100,274

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	6,764
Net change in unrealized appreciation on investments	1,040,419
Net Realized and Unrealized Gain on Investments	1,047,183
Net Increase in Net Assets Resulting from Operations	$1,147,457

See accompanying notes to financial statements.

5

Keeley Dividend ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Operations:
Net investment income	$100,274	$10,784
Net realized gain/(loss) on investments	6,764	(15)
Net change in unrealized appreciation/(depreciation) on investments	1,040,419	(25,092)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,147,457	(14,323)

Distributions to Shareholders:
Accumulated earnings	(95,433)	(10,784)
Return of capital	—	(2,009)
Total Distributions to Shareholders	(95,433)	(12,793)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	1,165,464	6,250,000
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,165,464	6,250,000

Net Increase in Net Assets	2,217,488	6,222,884

Net Assets:
Beginning of period	6,222,884	—
End of period	$8,440,372	$6,222,884

Changes in Shares Outstanding:
Shares outstanding, beginning of period	250,000	—
Shares sold	45,000	250,000
Shares outstanding, end of period	295,000	250,000

(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.

See accompanying notes to financial statements.

6

Keeley Dividend ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$24.89		$25.00
Net Investment Income(b)	0.35		0.04
Net Realized and Unrealized Gain/(Loss) on Investments	3.51		(0.10)
Total from Investment Operations	3.86		(0.06)

Distributions to Shareholders:
Net Investment Income	(0.14)		(0.04)
Return of Capital	—		(0.01)
Total Distributions	(0.14)		(0.05)

Net Asset Value, End of Period	$28.61		$24.89
NAV total return†	16.32%		(0.23)%

Market price, End of Period	$28.62		$24.98
Investment total return††	15.95%		0.13%

Net Assets, End of Period (in 000’s)	$8,440		$6,223

Ratio to average net assets of:
Net Investment Income	2.62	%(c)	2.64	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate(d)	0%		0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

7

Keeley Dividend ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Keeley Dividend ETF (the Fund) commenced investment operations on December 8, 2025. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek capital appreciation and current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

Keeley Dividend ETF

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$7,830,975	—	$7,830,975
U.S. Government Obligations	—	$631,870	631,870
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,830,975	$631,870	$8,462,845

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

9

Keeley Dividend ETF

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$10,784
Return of capital	2,009
Total distributions paid	$12,793

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $15.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$7,447,518	$1,240,200	$(224,873)	$1,015,327

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

10

Keeley Dividend ETF

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% for at least one year from the effective date of the Fund’s registration statement and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2026, the Adviser waived expenses in the amount of $34,426.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $354,620 and $27,854, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

11

Keeley Dividend ETF

Notes to Financial Statements (Unaudited) (Continued)

7. Significant Shareholder. As of June 30, 2026, the Fund’s Adviser and its affiliates beneficially owned 68.6% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

Keeley Dividend ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Brian P. Leonard, CFA joined Gabelli in May 2025 following the acquisition of former affiliate Keeley Teton by Gabelli. Prior to that, he served as a Portfolio Manager for Keeley Teton Advisors and its predecessor, Keeley Asset Management Corp. (“KAMCO”). From 2004 to 2009, he served as a Research Analyst and Client Service Associate. Before joining GAMCO, Mr. Leonard was an Associate with CRA RogersCasey and its predecessor firm, Capital Resource Advisors, from 1998 to 2004. Mr. Leonard earned his M.S. in Finance from St. Xavier University’s Graham School of Management and his B.S. from DePaul University. He also holds the Chartered Financial Analyst designation from the CFA Institute.

Thomas E. Browne, Jr., CFA joined Gabelli in May 2025 upon the acquisition of former affiliate Keeley Teton by Gabelli. Prior to that date, Mr. Browne served as a Portfolio Manager for Keeley Teton Advisors and its predecessor Keeley Asset Management Corp. (“KAMCO”). Before joining KAMCO, he was a Portfolio Manager in charge of Oppenheimer Capital’s small-cap core and small-cap value strategies. Prior to that, Mr. Browne managed a mid-cap portfolio for SEB Asset Management and was an analyst at small-cap investment firm Palisade Capital Management. Mr. Browne earned his M.B.A. from New York University Stern School of Business and his B.B.A. from the University of Notre Dame. In addition, Mr. Browne holds the Chartered Financial Analyst designation from the CFA Institute.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
KEELEY DIVIDEND ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
President and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Keeley Dividend ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

KDVD Q2/2026

GABELLI
FUNDS

KEELEY DIVIDEND ETF

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Global Technology Leaders ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$31.93		$26.94		$24.45	$20.85	$25.00
Net Investment Income(b)	0.22		0.36		0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	8.30		4.96		2.48	3.62	(4.15)
Total from Investment Operations	8.52		5.32		2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.33)		(0.20)	(0.21)	(0.16)

Net Asset Value, End of Period	$40.45		$31.93		$26.94	$24.45	$20.85
NAV total return†	26.68%		19.78%		10.99%	18.23%	(15.90)%

Market price, End of Period	$40.62		$31.95		$26.95	$24.44	$20.86
Investment total return††	27.14%		19.79%		11.09%	18.14%	(15.90)%

Net Assets, End of Period (in 000’s)	$13,350		$7,185		$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	1.29	%(c)	1.23%		0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.92%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(d)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	20%		37%		1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$46.35		$33.94		$28.27	$25.00
Net Investment Income(b)	0.20		0.48		0.24	0.28
Net Realized and Unrealized Gain on Investments	9.44		12.89		6.05	3.26
Total from Investment Operations	9.64		13.37		6.29	3.54

Distributions to Shareholders:
Net Investment Income	—		(0.39)		(0.21)	(0.27)
Net Realized Gains on Investments	—		(0.57)		(0.41)	—
Total Distributions	—		(0.96)		(0.62)	(0.27)

Net Asset Value, End of Period	$55.99		$46.35		$33.94	$28.27
NAV total return†	20.80%		39.34%		22.24%	14.14%

Market price, End of Period	$56.06		$46.41		$34.00	$28.31
Investment total return††	20.79%		39.28%		22.24%	14.31%

Net Assets, End of Period (in 000’s)	$43,675		$14,370		$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	0.77	%(c)	1.17%		0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.89	%(c)	0.91%		0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.13	%(c)	0.00	%(d)	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	0%		9%		6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 4, 2023. The Fund first sold shares on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$46.20		$45.48		$32.78	$24.77	$25.00
Net Investment Income(b)	0.24		0.52		0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	(2.41)		1.11		14.16	9.12	(0.23)
Total from Investment Operations	(2.17)		1.63		14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	—		(0.91)		(1.91)	(1.62)	(0.33)

Net Asset Value, End of Period	$44.03		$46.20		$45.48	$32.78	$24.77
NAV total return†	(4.70)%		3.55%		44.59%	38.83%	0.41%

Market price, End of Period	$44.01		$46.20		$45.46	$32.79	$24.77
Investment total return††	(4.74)%		3.60%		44.46%	38.89%	0.41%

Net Assets, End of Period (in 000’s)	$49,754		$37,191		$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	1.12	%(c)	1.13%		1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.45	%(c)	0.34	%(d)	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	12%		31%		13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$35.23		$29.95		$21.12	$14.86	$26.46	$25.00
Net Investment Income (Loss)(b)	0.12		0.17		(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	2.72		5.26		8.98	6.36	(11.49)	1.61
Total from Investment Operations	2.84		5.43		8.83	6.26	(11.60)	1.46

Distributions to Shareholders:
Net Investment Income	—		(0.15)		—	—	—	—

Net Asset Value, End of Period	$38.07		$35.23		$29.95	$21.12	$14.86	$26.46
NAV total return†	8.05%		18.13%		41.83%	42.16%	(43.86)%	5.84%

Market price, End of Period	$38.02		$35.26		$29.93	$21.11	$14.84	$26.47
Investment total return††	7.83%		18.31%		41.78%	42.25%	(43.94)%	5.88%

Net Assets, End of Period (in 000’s)	$8,755		$8,103		$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Income (Loss)	0.66	%(c)	0.51%		(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.92%		0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.15	%(d)	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(e)	6%		6%		45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021. The Fund first sold shares on February 12, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli High Income ETF
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.16		$25.00
Net Investment Income(b)	0.70		0.16
Net Realized and Unrealized Gain/(Loss) on Investments	(0.45)		0.15
Total from Investment Operations	0.25		0.31

Distributions to Shareholders:
Net Investment Income	(0.35)		(0.15)

Net Asset Value, End of Period	$25.06		$25.16
NAV total return†	2.32%		1.24%

Market price, End of Period	$25.16		$25.23
Investment total return††	2.43%		1.52%

Net Assets, End of Period (in 000’s)	$6,014		$6,037

Ratio to average net assets of:
Net Investment Income	5.60	%(c)	5.04	%(c)
Operating Expenses Before Waiver	0.55	%(c)	0.55	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate(d)	29%		0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating Performance:
Net Asset Value, Beginning of Period	$33.01		$27.21		$25.21	$24.58	$29.53
Net Investment Income(b)	0.25		0.44		0.44	0.51	0.53
Net Realized and Unrealized Gain/(Loss) on Investments	6.56		5.63		2.07	0.68	(4.99)
Total from Investment Operations	6.81		6.07		2.51	1.19	(4.46)

Distributions to Shareholders:
Net Investment Income	—		(0.27)		(0.43)	(0.50)	(0.46)
Return of Capital	—		—		(0.08)	(0.06)	(0.03)
Total Distributions	—		(0.27)		(0.51)	(0.56)	(0.49)

Net Asset Value, End of Period	$39.82		$33.01		$27.21	$25.21	$24.58
NAV total return†	20.61%		22.30%		9.95%	4.85%	(15.08)%

Market price, End of Period	$39.83		$33.05		$27.17	$25.19	$24.58
Investment total return††	20.51%		22.64%		9.88%	4.75%	(15.02)%

Net Assets, End of Period (in 000’s)	$16,325		$16,506		$11,702	$11,598	$12,536

Ratio to average net assets of:
Net Investment Income	1.36	%(c)	1.47%		1.64%	2.06%	2.08%
Operating Expenses Before Waiver	0.90	%(c)	0.91%		0.90%	0.90%	0.90%
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(d)	0.00%	0.00%	0.00%
Portfolio Turnover Rate(e)	12%		14%		20%	24%	19%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021. The Fund first sold shares on January 29, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Opportunities in Live and Sports ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00		$25.00
Net Investment Income(b)	0.18		0.00	(c)
Net Realized and Unrealized Gain on Investments	1.21		0.00	(c)
Total from Investment Operations	1.39		0.00

Net Asset Value, End of Period	$26.39		$25.00
NAV total return†	5.56%		0.00%

Market price, End of Period	$26.46		$25.00
Investment total return††	5.84%		0.00%

Net Assets, End of Period (in 000’s)	$31,062		$10,673

Ratio to average net assets of:
Net Investment Income	1.47	%(d)	3.57	%(d)
Operating Expenses Before Waiver	0.89	%(d)	0.00	%(d)
Operating Expenses Net of Waiver	0.00	%(d)	0.00	%(d)
Portfolio Turnover Rate(e)	8%		0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 2, 2026. The Fund first sold shares on December 31, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Keeley Dividend ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$24.89		$25.00
Net Investment Income(b)	0.35		0.04
Net Realized and Unrealized Gain/(Loss) on Investments	3.51		(0.10)
Total from Investment Operations	3.86		(0.06)

Distributions to Shareholders:
Net Investment Income	(0.14)		(0.04)
Return of Capital	—		(0.01)
Total Distributions	(0.14)		(0.05)

Net Asset Value, End of Period	$28.61		$24.89
NAV total return†	16.32%		(0.23)%

Market price, End of Period	$28.62		$24.98
Investment total return††	15.95%		0.13%

Net Assets, End of Period (in 000’s)	$8,440		$6,223

Ratio to average net assets of:
Net Investment Income	2.62	%(c)	2.64	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate(d)	0%		0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

John Birch	$1,750
Anthony S. Colavita	$2,000
Michael J. Ferrantino	$1,500
Leslie F. Foley	$1,500
Michael J. Melarkey	$1,500
Agnes Mullady	$1,500
Salvatore J. Zizza	$1,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person.

Agnes Mullady	$1,500

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.